Filed with the Securities and Exchange Commission on March 31, 2026

Securities Act of 1933 File No. 333-180308

Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 276

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 278

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Nicole M. Crum

Sullivan & Worcester LLP

1666 K Street, NW, Suite 700

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☒	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion—Dated March 31, 2026

The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

[                    , 2026]

WESTWOOD SALIENT ENHANCED POWER & INFRASTRUCTURE ETF
TICKER SYMBOL: [PWRX]
EXCHANGE: TEXAS STOCK EXCHANGE LLC (TXSE)

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents

WESTWOOD SALIENT ENHANCED POWER & INFRASTRUCTURE ETF	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	4
Performance	10
Investment Adviser/Portfolio Managers	10
Investment Restrictions	12
Additional Investment Strategies and Risks	12
Portfolio Holdings Information	24
Management of the Fund	24
Board of Trustees Oversight	24
Investment Adviser	24
Trading Sub-Adviser	25
Manager-of-Managers Arrangement	25
Management Fees	25
Portfolio Managers	26
Other Information about the Investment Adviser and Portfolio Managers	27
How To Buy And Sell Shares	27
Determination of Net Asset Value	29
Premium/Discount Information	30
Distribution	30
Dividends, Distributions and Taxes	30
Financial Highlights	34
Disclaimers	35

WESTWOOD SALIENT ENHANCED POWER & INFRASTRUCTURE ETF

Investment Objective

The Westwood Salient Enhanced Power & Infrastructure ETF (the “Fund”) seeks total return through a combination of income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1)	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in companies across the energy and power value chain, including traditional energy producers, utilities, power-focused industrials, renewable energy companies, energy infrastructure providers, data center infrastructure, connectivity infrastructure, and energy-related technology companies positioned to benefit from increasing electricity and energy demand driven by Artificial Intelligence (AI) and onshoring of manufacturing, electrification, and the commercialization of next-generation energy technologies. The Fund may invest in companies of any size or market capitalization. In addition, the Fund will invest primarily in companies located in North America, but the Fund also may invest in companies located in other developed market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Power and Infrastructure Companies. The Fund considers Power and Infrastructure Companies to include companies in the Global Industry Classification Standard (“GICS”) energy sector and power infrastructure related companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide and fugitive methane (“greenhouse gases”) mitigation and management (i.e., providing services to other companies to reduce their greenhouse emissions, including transportation and underground storage of carbon dioxide and mitigation of methane leakage usually through direct capture such as in landfills), electric utilities, independent power producers (nuclear) and energy traders as well as electric transmission, distribution, storage and system reliability support. Power and Infrastructure Companies also includes companies providing data center infrastructure, connectivity infrastructure, engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by Westwood Management Corp., the Fund’s investment adviser (the “Adviser”). The term “Enhanced” in the Fund’s name refers to the income expected to be generated from the Fund’s investment in Power and Infrastructure Companies coupled with the income expected to be generated from the Fund’s covered call strategy.

The Fund defines equity securities as common and preferred stock, depositary receipts issued on such common stock, and master limited partnerships (“MLPs”). MLPs are partnerships that are publicly traded on a securities exchange. The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity securities of MLPs. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund will engage in covered call writing in seeking to generate income for investors. The Fund currently expects to write call options for the purpose of generating realized gains and distributable cash flow to investors. The Fund will only write call options on securities that the Fund holds in its portfolio (i.e., covered calls). The Fund will write covered call options against its long equity positions. While the Fund intends to maintain call coverage on a majority of its holdings at any given time, the number of positions covered and the level of coverage on each position (ranging from 0–100% of the underlying holding) will be determined by market conditions and portfolio management considerations. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium)

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from the buyer of such call option. If the Fund writes a call option on a security, the Fund has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of the option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In other words, the Fund can lose money if: (1) the Fund’s equity positions go down in value or (2) the price of an underlying equity exceeds the call option strike price at expiration or an open option position is closed for more than the premium the Fund received at the initial sale. The Fund expects that it will sell call options on a portion of the equity investments, with the level of written call options adjusted dynamically based on market conditions.

The Fund may also utilize standardized exchange-traded and FLexible EXchange® (“FLEX”) options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The investment process of the Fund’s Adviser is designed to generate returns by investing in a portfolio of Power and Infrastructure Companies. The Adviser’s investment philosophy emphasizes fundamental, bottom-up security selection informed by a top-down view of long-term energy and power demand trends. This approach seeks to identify companies positioned to benefit from durable structural shifts—such as electrification, AI-driven power demand, onshoring of manufacturing and next-generation energy technologies—while maintaining a disciplined focus on valuation, business quality and cash-flow generation. Returns on individual holdings are generally driven by distribution yield, covered call premiums, growth in underlying cash distributions, and potential stock price appreciation. The Adviser maintains proprietary business valuation models and evaluates key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging strategy, management quality, competitive dynamics, and other relevant factors when selecting investments.

Following the investment screening process, the Adviser typically selects 40 to 60 Power and Infrastructure Companies. The Adviser intends to allocate Fund assets broadly based on the opportunity set, market conditions, and portfolio construction considerations. The allocation among these themes and the number of holdings may vary over time based on the opportunity set, market conditions, and portfolio construction considerations. The Fund will operate as a non-diversified fund, meaning it may invest in a limited number of issuers. The Fund intends to invest up to, but not more than, 15% of its total assets in any single issuer.

The Adviser continuously evaluates the Fund’s portfolio for macro-level and company-specific developments that may influence allocations across Power and Infrastructure Companies. The Adviser will generally sell or reduce a position if, in the Adviser’s opinion, a company’s fundamentals deteriorate or if the company reaches the Adviser’s price target.

Changes in U.S. laws, including tax laws and regulations, could affect the Fund’s ability to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely impact the Fund (see “Tax Law Change Risk” below).

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Principal Investment Risks

As with any mutual fund or ETF, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. Many factors influence a fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. All securities investing and trading activities risk the loss of capital. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Industry Specific Risk: The Power and Infrastructure Companies in which the Fund invests, are subject to risks specific to the industry they serve, including the following:

Energy Sector Risk. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the energy sector.

Electricity Related Companies Risk. Electricity related companies are subject to general risks of companies involved with generating, storing, supplying, and transmitting electricity and include regulation of those businesses, the general state of the economy, intense competition, consolidation, domestic and international politics, and excess capacity.

Oil and Gas Companies Risk. The profitability of oil and gas companies is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies’ securities can be extremely volatile.

Midstream Energy Companies Risk. Midstream energy companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions.

Marine Shipping Energy Companies Risk. Marine shipping energy companies are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of energy companies with marine transportation assets.

Geopolitical Risk. Global political and economic instability could affect the operations of energy companies in unpredictable ways, including through disruptions of natural resource supplies and markets and the resulting volatility in commodity prices. Market disruptions arising out of geopolitical events could also prevent the Fund from executing advantageous investment decisions in a timely manner.

Nuclear Industry Risk. Companies in the nuclear industry may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism,

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air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials.

Utilities Sector Risk. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition and governmental regulations on rates charged to customers. Privatization and deregulation in the utilities sector may subject companies to greater competition and losses in profitability.

Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies.

MLPs Risk: Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.

Covered Call Strategy Risk: When the Fund writes call options on securities in its portfolio, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received). The maximum potential gain on the underlying security will be equal to the difference between the exercise price and the purchase price of the underlying instrument at the time the option is written, plus the premium received. In a rising market, the option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall transaction.

FLEX Options Risk: The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted.

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated

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with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

Preferred Stock Risk. Preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also faces greater risks of non-payment, as it may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. Because of the subordinated position of preferred stock in an issuer’s capital structure, its quality and value depends heavily on an issuer’s profitability and cash flows rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

Large-Capitalization Company Risk: The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF Risks: Because the Fund’s shares are traded on an exchange, they are subject to additional risks:

●	Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this Prospectus) may engage in creation and redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

●	Costs of Buying or Selling Fund Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce

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investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of Net Asset Value Risk: While the Fund’s shares are listed on the Exchange and are bought and sold on the secondary market at market price, NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

●	Marketing Trading Risk: The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for shares. The NAV of shares will fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the Exchange. The Fund cannot predict whether its shares will trade below, at or above their NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Any of these factors, discussed above and further below, may lead to Fund shares trading at a premium or discount to the Fund’s NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term. While the creation-redemption feature is designed to make it more likely that the Fund’s shares normally will trade on the Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants (as defined in the “How to Buy and Sell Shares” section of this Prospectus), or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.

Absence of Prior Active Market. While the Fund’s shares are listed on an exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Northern Lights Distributors, LLC (the “Distributor”) does not maintain a secondary market in shares.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a

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result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Management Risk: Unlike many ETFs that have a passive investment strategy, the Fund is actively managed. If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Foreign Securities Risk: Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead

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downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding those issuers and there may not be a correlation between that information and the market value of the depositary receipts.

Currency Risk: Changes in foreign currency exchange rates will affect the value of the Fund’s securities and may affect the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Non-Diversification Risk: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Options Risk: Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Tax Law Change Risk: Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

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Performance

Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, will be available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Investment Adviser/Portfolio Managers

Westwood Management Corp. serves as investment adviser to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are Frank T. Gardner III, CFA® (Ted Gardner), Senior Vice President and Senior Portfolio Manager at the Adviser, and Parag Sanghani, CFA®, Senior Vice President and Senior Portfolio Manager at the Adviser. Messrs. Gardner and Sanghani have managed the Fund since its inception.

Vident Asset Management (“Vident” or the “Sub-Adviser”) is the trading sub-adviser to the Fund. The Fund is managed by Rafael Zayas, CFA®, Senior Vice President and Head of Portfolio Management & Trading, Yin Bhuyan, Senior Portfolio Manager, and Austin Wen, CFA®, Senior Portfolio Manager. Mr. Zayas, Ms. Bhuyan and Mr. Wen and have been portfolio managers of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this Prospectus) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the Deposit Securities) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the bid-ask spread.

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount and bid-ask spreads can be found on the Fund’s website at www.westwoodetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or some combination thereof), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements will not result in increased Fund expenses, ask your salesperson or visit the Intermediary’s website for more information.

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Investment Restrictions

The percentage restrictions referenced in this Prospectus or the associated Statement of Additional Information (“SAI”) concerning borrowing must be met at all times. All other percentage restrictions referenced in this Prospectus or the SAI are measured at the time of investment, whether or not the particular percentage restriction uses such language. With the exception of the restrictions on borrowing, if a percentage restriction on investment or use of assets discussed in any prospectus related to the Fund is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that the Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Additional Investment Strategies and Risks

In addition to the principal investment strategies and risks identified above, the Fund may employ the following techniques in pursuing its investment objective.

Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objective and Investment Policies

The Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”) can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

As discussed in the “Fund Summary” sections above, the Westwood Salient Enhanced Power & Infrastructure ETF has a name which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name (“80% Policy”). The percentage limitations apply at the time of investment, and the Fund will review its holdings at least quarterly to confirm it is in compliance with its 80% Policy. If during such review it is determined that the Fund is no longer in compliance with this requirement, the Fund will be required to make future purchases of securities in a manner so as to come into compliance. The 80% Policy applies during normal circumstances. The Fund may depart from its 80% policy in other-than-normal circumstances for a limited period of time as permitted by Rule 35d-1 under the 1940 Act. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed at any time by the Board, without shareholder approval. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

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Temporary Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, the Fund may not follow its principal investment strategy. Under such conditions, the Fund may invest without limit in money market securities, U.S. Government obligations, interests in short-term investment funds, repurchase agreements, and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which the Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Fund also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with its investment objective to minimize the impact of cash balances. This will enable the Fund to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Other Investments Techniques and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please review the SAI for more information about the additional types of securities in which the Fund may invest and their associated risks.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Fund Summary” section above and further described below. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. For additional information regarding risks of investing in the Fund, please see the SAI.

Below are descriptions of the main factors that may play a role in shaping the Fund’s overall risk profile. The following discussions relating to various principal risks associated with investing in the Fund are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Your investment may be subject to the risks described below if you invest in the Fund. For further details about the Fund’s risks, including additional risk factors that are not discussed in this Prospectus because they are not considered primary factors, see the Fund’s SAI.

The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a fund’s performance.

As an overall matter, instability in the financial markets has led many governments, including the United States Government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation

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may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

The Fund’s principal risk factors are listed below. All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities Risk: The Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which the Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

The Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to the Fund.

Industry Specific Risk: The Power and Infrastructure Companies in which the Fund invests, are subject to risks specific to the industry they serve, including the following:

Energy Sector Risk. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.

The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, OPEC policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory

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environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund invests.

Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.

Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.

A downturn in the energy sector of the economy, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

Electricity Related Companies Risk. Electricity related companies are subject to general risks of companies involved with generating, storing, supplying, and transmitting electricity and include regulation of those businesses, the general state of the economy, intense competition, consolidation, domestic and international politics, and excess capacity. In addition, electrical companies may also be affected by overall capital spending levels (including both private and public sector spending), economic cycles, technological obsolescence, delays in modernization, and labor relations. Companies in the various electrical industries may also be significantly impacted by government policies, regulations, import controls, and contractual fixed pricing. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of conventional and alternative electricity, resulting in sudden decreases in value.

Oil and Gas Companies Risk. The profitability of oil and gas companies is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies’ securities can be extremely volatile. Such companies are also subject to risks of changes in commodity

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prices, changes in the global supply of and demand for oil and gas, interest rates, exchange rates, the price of oil and gas, the prices of competitive energy services, the imposition of import controls, world events, friction with certain oil-producing countries and between the governments of the United States and other major exporters of oil to the United States, actions of OPEC, negative perception and publicity, depletion of resources, development of alternative energy sources, energy conservation, technological developments, labor relations and general economic conditions, as well as market, economic and political risks of the countries where oil and gas companies are located or do business, fluctuations caused by events relating to international politics, including political instability, expropriation, social unrest and acts of war, acts of terrorism, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas companies operate in a highly competitive and cyclical industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.

Oil and gas companies are exposed to significant and numerous operating hazards. Oil and gas equipment and services, as well as oil and gas exploration and production, can be significantly affected by natural disasters and adverse weather conditions in the regions in which they operate. The revenues of oil and gas companies may be negatively affected by contract termination and renegotiation. Oil and gas companies are subject to, and may be adversely affected by, extensive federal, state, local and foreign laws, rules and regulations. Oil and gas exploration and production companies may also be adversely affected by environmental damage claims and other types of litigation. Laws and regulations protecting the environment may expose oil and gas companies to liability for the conduct of or conditions caused by others or for acts that complied with all applicable laws at the time they were performed. The international operations of oil and gas companies expose them to risks associated with instability and changes in economic and political conditions, social unrest and acts of war, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies may also have significant capital investments or operations in, or engage in transactions involving, emerging market countries, which may increase these risks.

Midstream Energy Companies Risk. Midstream energy companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions.

Marine Shipping Energy Companies Risk. Marine shipping energy companies are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of energy companies with marine transportation assets. Fluctuations in charter rates result from changes in the supply and demand for vessel capacity and changes in the supply and demand for certain energy commodities. Changes in demand for transportation of commodities over longer distances and supply of vessels to carry those commodities may materially affect revenues, profitability and cash flows. The value of marine transportation vessels may fluctuate and could adversely affect the value of shipping company securities in the Fund’s portfolio. Declining marine transportation values could affect the ability of shipping companies to raise cash by limiting their ability to refinance their vessels, thereby adversely impacting such company’s liquidity. Shipping company vessels are at risk of damage or loss because of events such as

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mechanical failure, collision, human error, war, terrorism, piracy, cargo loss and bad weather. In addition, changing economic, regulatory and political conditions in some countries, including political and military conflicts, have from time to time resulted in attacks on vessels, mining of waterways, piracy, terrorism, labor strikes, boycotts and government requisitioning of vessels. These sorts of events could interfere with shipping lanes and result in market disruptions and a significant reduction in cash flow for the shipping companies.

Geopolitical Risk. Global political and economic instability could affect the operations of energy companies in unpredictable ways, including through disruptions of natural resource supplies and markets and the resulting volatility in commodity prices. Market disruptions arising out of geopolitical events could also prevent the Fund from executing advantageous investment decisions in a timely manner.

Nuclear Industry Risk. Companies in the Nuclear Industry may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies. In addition, nuclear energy and technology companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive or nuclear energy sources are out of favor, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Utilities Sector Risk. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition and governmental regulations on rates charged to customers. Privatization and deregulation in the utilities sector may subject companies to greater competition and losses in profitability. Companies in the utilities sector may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction programs during periods of inflation or unsettled capital markets. In addition, companies in the utilities sector may be adversely affected due to increase in fuel and operating costs and the costs of complying with regulations. Furthermore, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.

MLPs Risk: Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund

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and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.

Covered Call Strategy Risk: When the Fund writes call options on securities in its portfolio, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received). The maximum potential gain on the underlying security will be equal to the difference between the exercise price and the purchase price of the underlying instrument at the time the option is written, plus the premium received. In a rising market, the option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall transaction.

FLEX Options Risk: The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted.

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

Preferred Stock Risk. Preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also faces greater risks of non-payment, as it may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. Because of the subordinated position of preferred stock in an issuer’s capital structure, its quality and value depends heavily on an issuer’s profitability and cash flows rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

Large-Capitalization Company Risk: The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

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Small- and Mid-Capitalization Company Risk - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF Risks: Because the Fund’s shares are traded on an exchange, the Fund is subject to additional risks:

●	Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this Prospectus) may engage in creation and redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Costs of Buying or Selling Fund Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of Net Asset Value Risk: While the Fund’s shares are listed on an exchange and are bought and sold on the secondary market at market price, NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

●	Market Trading Risk: The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for shares. The NAV of shares will fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the exchange. The Fund cannot predict whether shares will trade below, at or above their NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Any of these factors,

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discussed above and further below, may lead to shares trading at a premium or discount to the Fund’s NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term. While the creation-redemption feature is designed to make it more likely that the Fund’s shares normally will trade on the exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants (as defined in the “How to Buy and Sell Shares” section of this Prospectus), or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.

Absence of Prior Active Market. While the Fund’s shares are listed on an exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Distributor does not maintain a secondary market in shares.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

In addition, the Fund may rely on various third-party sources to calculate its net asset value. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of their net asset values, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

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Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Management Risk: Unlike many ETFs that have a passive investment strategy, the Fund is actively managed. If the Fund’s portfolio managers’ investment decisions do not work as expected, it will negatively affect the Fund’s investment performance. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Market Events Risk: Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may negatively affect many issuers worldwide. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

In addition, while interest rates had been historically low in recent years in the United States and abroad, the Fed has recently increased the federal funds rate and any decision by the Fed to further adjust the target federal funds rate in the future, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the Fund.

Political turmoil within the United States and abroad may also impact the Fund. Although the U.S. Government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and has imposed or threatened to impose

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significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

Uncertainties surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. These events and the resulting market volatility may have an adverse effect on the performance of the Fund.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the Fund’s performance, resulting in losses to your investment.

Political and military events, including in Ukraine, North Korea, Venezuela, Cuba, Russia, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions. As a result of continued political tensions and armed conflicts, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain countries, which may result in, among other things, the devaluation of a sanctioned country’s currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of the country’s securities, property or interests. These sanctions could also result in the immediate freeze of a sanctioned country’s securities and/or funds invested in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in a sanctioned country taking counter measures or retaliatory actions, which may further impair the value and liquidity of its securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect a sanctioned country’s-exposed issuers and companies in various sectors of its economy. Any or all of these potential results could lead a sanctioned country’s economy into a recession. Economic sanctions and other actions against a country’s institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may be affected, which may reduce the Fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Foreign Securities Risk: Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks,

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sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding those issuers and there may not be a correlation between that information and the market value of the depositary receipts.

Currency Risk: Changes in foreign currency exchange rates will affect the value of the Fund’s securities and may affect the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Non-Diversification Risk: The Fund operates as non-diversified which means the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Options Risk: Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the

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Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Tax Law Change Risk: Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the Power and Infrastructure Companies or MLPs in which the Fund invests. Any such changes could negatively impact the Fund’s shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s shareholders.

MLPs do not pay U.S. federal income tax at the partnership level and instead allocate a share of the partnership’s income, gains, losses, deductions and expenses to each partner. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP as well as decreased income, and consequently a decrease in the value of an investment in the Fund.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings will be available on the Fund’s website at www.westwoodetfs.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

Management of the Fund

Board of Trustees Oversight

The Trust’s Board’s primary responsibility is oversight of the management of the Fund for the benefit of its shareholders, not day-to-day management. The Board authorizes the Trust to enter into service agreements with the Adviser and other service providers in order to provide necessary or desirable services on behalf of the Trust and the Fund. The Board (or the Trust and its officers, service providers or other delegates acting under authority of the Board) may amend or use a new Prospectus, summary prospectus, or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret or amend the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment restrictions) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Prospectus or SAI. More information about the Board and its governance processes is included in the Management of the Fund section of the Fund’s SAI.

Investment Adviser

Westwood Management Corp., a New York corporation formed in 1983 (“Westwood” or the “Adviser”), serves as investment adviser to the Fund. Westwood’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company (“Westwood Holdings”). As of December 31, 2025, Westwood had approximately $13.07 billion of assets under management. Additional information about

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Westwood can be found in the Fund’s SAI. Westwood makes investment decisions for the Fund and continuously reviews, supervises and administers the investment programs of the Fund.

The Adviser has the authority to manage the Fund in accordance with the investment objective, policies, and restrictions of the Fund, subject to general oversight of the Board.

Trading Sub-Adviser

The Adviser has retained Vident Asset Management (the “Sub-Adviser”), located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to serve as the trading sub-adviser for the Fund. The Sub-Adviser was established in 2016 and is owned by Vident Capital Holdings, LLC. As of December 31, 2025, the Sub-Adviser had approximately $21.02 billion of assets under management. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board.

Manager-of-Managers Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser intend to apply for exemptive relief from the SEC (the “Order”), which will permit the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly-owned sub-advisers. The Order will be subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure will not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to the Sub-Adviser or material changes to sub-advisory agreements within 90 days of the change. Exemptive relief that has not been granted is subject to SEC approval, and there is no assurance the SEC will grant the requested relief.

Management Fees

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund as listed below, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments,

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acquired fund fees and expenses, accrued deferred tax liability and litigation expenses and other non-routine or extraordinary expenses.

Fund	Unitary Management Fee
Westwood Salient Enhanced Power & Infrastructure ETF	[ ]%

For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser as well as subject to a maximum cap).

Portfolio Managers

Frank T. Gardner III, CFA® (Ted Gardner) serves as Senior Vice President and Senior Portfolio Manager at the Adviser. Prior to the Adviser’s acquisition of the asset management business of Salient Partners, L.P. (“Salient”) in November 2022, Mr. Gardner served as Managing Director and Portfolio Manager at Salient beginning in 2011. Prior to joining Salient, Mr. Gardner was a Portfolio Manager and Director of Research for RDG Capital LLC from 2010 to 2011. Prior to RDG, Mr. Gardner was a Portfolio Manager for Telemus Capital Partners from 2007 to 2010. Prior to joining Telemus, he was an MLP research analyst for Raymond James Equity Research from 2004 to 2007. During his tenure at Raymond James, he followed 35 public MLPs and initiated coverage on 22 MLPs in the midstream, maritime, coal and refining industries. He was also actively involved in due diligence related to Raymond James’ investment banking transactions. Prior to joining Raymond James, Mr. Gardner was a financial adviser at UBS Financial Services. Mr. Gardner earned a Bachelor of Business Administration degree from The University of Texas at Austin and an MBA from the University of St. Thomas. He is also a CFA® Charterholder. Mr. Gardner participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Gardner has more than 24 years of investment experience. Mr. Gardner has served as a portfolio manager for the Westwood Salient Enhanced Midstream Income ETF and the Westwood Salient Enhanced Energy Income ETF since the ETFs’ inception in 2024. Mr. Gardner has also served as a portfolio manager for the Westwood Salient MLP & Energy Infrastructure Fund, including its predecessor fund, since inception in 2012.

Parag Sanghani, CFA®, serves as Senior Vice President and Senior Portfolio Manager for the Adviser. Prior to the Adviser’s acquisition of the asset management business of Salient in November 2022, Mr. Sanghani served as a Managing Director and Portfolio Manager at Salient beginning in 2011. Mr. Sanghani has over 15 years of experience in the financial services industry focused on energy investments. Prior to joining Salient, he served as the Senior MLP analyst at Telemus Capital Partners from 2008 to 2009. Mr. Sanghani previously held a Senior Research Associate position at Raymond James Financial, Inc. from 2004 to 2006. At Raymond James, Mr. Sanghani published detailed research reports on the energy industry and followed companies within the oil service and coal sectors. Mr. Sanghani graduated from the University of Texas at Austin with a Bachelor of Business Administration in Finance and earned a Masters in Finance from London Business School. He is a CFA® Charterholder and a member of CFA® Society of Houston. In addition, Mr. Sanghani is registered with the Financial Industry Regulatory Authority as a Securities Representative. Mr. Sanghani participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Sanghani has more than 18 years of investment experience. Mr. Sanghani has served as a portfolio manager for the Westwood Salient Enhanced Midstream Income ETF and the Westwood Salient Enhanced Energy Income

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ETF since the ETFs’ inception in 2024. Mr. Sanghani has also served as a portfolio manager for the Westwood Salient MLP & Energy Infrastructure Fund, including its predecessor fund, since May 2022.

Rafael Zayas, CFA®, serves as Senior Vice President and Head of Portfolio Management & Trading at the Sub-Adviser. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is Senior Vice President, Head of Portfolio Management & Trading. Previously, Mr. Zayas focused on international equities, specializing in managing and trading developed, emerging, and frontier market portfolios. Prior to joining the Sub-Adviser, Mr. Zayas was a Portfolio Manager at Russell Investments for over $5 billion in quantitative strategies across global markets, including emerging, developed, and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Yin Bhuyan serves as Senior Portfolio Manager at the Sub-Adviser. Ms. Bhuyan has over 12 years of experience in trading and portfolio management, specializing in options and defined outcome ETFs. Prior to joining the Sub-Adviser, Ms. Bhuyan was the Director of ETF Portfolio Management at Milliman Financial Risk Management, LLC, where she focused on managing defined outcome ETFs and index tracking ETFs. She led the ETF portfolio management team, significantly contributing to the growth of assets to $16 billion in defined outcome ETFs. Before that, she traded in the S&P Options Pit at Cboe, specializing in volatility arbitrage and delta-neutral hedging strategies. Ms. Bhuyan holds a BS in Economics from the National Taipei University and an MBA from the University of Illinois at Chicago.

Austin Wen, CFA®, Senior Portfolio Manager at the Sub-Adviser. Mr. Wen has over a decade of investment experience. At the Sub-Adviser, Mr. Wen specializes in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Previously, he was a financial analyst for Vident Financial, focusing on the development and review of various investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

The portfolio managers of the Fund are jointly and primarily responsible for overseeing the day-to-day management of the Fund, as well as setting the Fund’s overall investment strategy.

Other Information about the Investment Adviser
and Portfolio Managers

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

A discussion of the factors considered by the Board in its approval of the Fund’s investment advisory agreement with the Adviser and sub-advisory agreement with the Sub-Adviser, including the Board’s conclusions with respect thereto, will be available in the Fund’s first Form N-CSR.

How To Buy And Sell Shares

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or “APs”) may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions

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are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
[$500]	[2.00%]

*	As a percentage of the amount invested.

The Fund reserves the right to make redemptions of shares for cash.

Shares of the Fund are listed for trading on an exchange. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Fund may liquidate and terminate at any time without shareholder approval.

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Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases And Redemptions of Fund Shares

The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

Investments by Other Investment Companies

Rule 12d1-4 allows funds to invest in other investment companies, including ETFs, in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d1-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Determination of Net Asset Value

Ultimus Fund Solutions, LLC, the Fund’s administrator, calculates the Fund’s NAV at the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s

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Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the Fund are invested in other registered investment companies (“RICs”) that are not listed on an exchange the Fund’s NAV is calculated based upon the NAVs reported by such RICs, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.westwoodetfs.com.

Distribution

Northern Lights Distributors, LLC (the “Distributor”), the Fund’s distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

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Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	the Fund makes distributions,

●	you sell your shares listed on the Exchange, and

●	you purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations — the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts, or “REITs”) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

By law, the Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct social security number or other taxpayer identification number and in certain other situations, including when you have been notified by the Internal Revenue Service (“IRS”) that you are subject to backup withholding. Backup withholding is not an additional tax; rather,

31

it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the IRS.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Shareholders that are not “U.S. persons” within the meaning of the Code should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of U.S. tax rules and tax rules of other applicable jurisdictions to their investment in the Fund. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws.

The Fund may invest in MLPs taxed as partnerships. Due to a variety of factors, including significant non-cash deductions such as depreciation and depletion, MLPs have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to such limited partners or members. These excess cash distributions would not be treated as income to the Fund but rather would be treated as a return of capital to the extent of the Fund’s basis in the MLP. As a consequence, the Fund may make distributions that exceed its earnings and profits, which would be characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares and result in a higher capital gain or lower capital loss when the Fund shares are sold. After a shareholder’s basis in Fund shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Fund shares will be treated as gain from the sale of the Fund shares.

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“Qualified publicly traded partnership income” within the meaning of section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. “Qualified publicly traded partnership income” is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified publicly traded partnership income” to shareholders.

MLPs and other partnerships that the Fund may invest in will deliver Schedules K-1 to the Fund to report its share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your Form 1099-DIV, Dividends and Distributions (“Form 1099-DIV”) tax reporting statement and, accordingly, send you a corrected Form 1099-DIV.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, the Fund will be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

More information about taxes is in the SAI.

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Financial Highlights

The Fund is newly organized and therefore has not yet had any operations as of the date of this Prospectus and does not have financial highlights to present at this time.

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Disclaimers

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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Statement of Additional Information (“SAI”): The SAI, dated [_______, 2026], as it may be amended from time to time, includes detailed information about the Fund and Ultimus Managers Trust. The SAI is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Financial Statements and Form N-CSR: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual Financial Statements to shareholders and in Form N-CSR. In the Fund’s annual Financial Statements, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To obtain more information about the Fund or to request a copy of the documents listed above:

By Telephone:	1-800-994-0755

By Regular/Express Mail:	Westwood Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246

By Overnight Mail:	Westwood Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246

By Internet:	www.westwoodetfs.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Financial Statements on Form N-CSR, as well as other information about Ultimus Managers Trust, from the EDGAR Database on the SEC’s website at: sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-22680)

Subject to Completion—Dated March 31, 2026

The information in this Statement of Additional Information is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

WESTWOOD SALIENT ENHANCED POWER & INFRASTRUCTURE ETF

TICKER SYMBOL: [PWRX]

Listed and traded on the TEXAS STOCK EXCHANGE LLC (TXSE)

a series of

ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

STATEMENT OF ADDITIONAL INFORMATION

[_____________, 2026]

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Westwood Salient Enhanced Power & Infrastructure ETF (the “Fund”) dated [___________, 2026] which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Fund at Westwood Funds, c/o Ultimus Fund Solutions, LLC by regular or express mail at P.O. Box 46707, Cincinnati, Ohio 45246 or by overnight mail at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling toll-free 1-800-994-0755 or by visiting the Fund’s website at www.westwoodetfs.com.

TABLE OF CONTENTS

ORGANIZATION OF THE TRUST	1
HOW TO BUY AND SELL SHARES	2
MANAGEMENT OF THE FUND	8
PORTFOLIO HOLDINGS DISCLOSURE	12
INVESTMENT ADVISORY AND OTHER SERVICES	13
INVESTMENT OBJECTIVE AND POLICIES	19
INVESTMENT RESTRICTIONS	21
SECURITY TYPES	22
ADDITIONAL INVESTMENT TECHNIQUES AND RISKS	27
BROKERAGE TRANSACTIONS	50
DETERMINATION OF SHARE PRICE	52
ADDITIONAL INFORMATION CONCERNING TAXES	53
GENERAL INFORMATION	61
FINANCIAL STATEMENTS	64
APPENDIX A	65
APPENDIX B	67
APPENDIX C	69

STATEMENT OF ADDITIONAL INFORMATION

ORGANIZATION OF THE TRUST

General

The Fund is a separate series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Fund’s investments are managed by Westwood Management Corp. (the “Adviser” or “Westwood”). For further information on the Fund, please call 1-800-994-0755 or visit the Fund’s website at www.westwoodetfs.com.

The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

Shares of [PWRX] are listed and traded on the Texas Stock Exchange LLC (TXSE). In this SAI, the Texas Stock Exchange LLC is referred to as the “Exchange.” Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than APs, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board of Trustees of the Trust (the “Board”). Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers only one class of shares. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and sale of shares of the Fund, see “How to Buy and Sell Shares” in the Fund’s Prospectus and in this SAI. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and in this SAI.

The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. The Fund’s annual report will contain additional performance information and will be made available to investors upon request and without charge.

Diversification

The Fund has elected to qualify as a non-diversified series of the Trust.

HOW TO BUY AND SELL SHARES

Creation Units

The Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in Deposit Trust Company (“DTC”) with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Northern Lights Distributors, LLC, the Fund’s distributor (the “Distributor”) that governs transactions in the Fund’s Creation Units.

The Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the Exchange is open for business. The Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of Deposit Securities, together with the deposit of a Cash Component, plus a transaction fee. The Fund is listed on the Exchange. Shares will trade on an Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of shares for cash.

Exchange Listing and Trading

Shares of the Fund are available to the public on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
[$500]	[2.00%]

*	As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each day the Exchange is open for business (“Business Day”), prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders and Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the Custodian specified; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Custodian; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful or (f) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption.

Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, is effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date.

The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

MANAGEMENT OF THE FUND

Overall responsibility for management and supervision of the Fund and the Trust rests with the Board. The members of the Board (the “Trustees”) are elected by the Trust’s shareholders or existing members of the Board as permitted under the 1940 Act and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each Trustee serves for a term of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Board in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, all of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustees and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Attached in Appendix A is a list of the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, length of time served in their position, their principal occupation(s) during the past five years and any other directorships held by the Trustee.

Leadership Structure and Qualifications of Trustees

As noted above, the Board consists of five Trustees, all of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust.

In addition to the Fund, the Trust has other series managed by other investment advisers. The Board has engaged various investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person but may meet by telephone or videoconference as permitted by the 1940 Act. In addition, the Trustees may meet in person, by telephone or videoconference at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership

The Board is led by its Chairperson, Ms. Janine L. Cohen, who is also an Independent Trustee. The Chairperson generally presides at all Board Meetings, facilitates communication and coordination between the Trustees and management, and reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairperson works closely with Trust counsel and counsel to the Independent Trustees, and is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all the Fund’s service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairperson and all Trustees serve as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committees

The Board has established the following standing committees:

Audit Committee: The principal functions of the Audit Committee are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (iv) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager on the other hand. Messrs. Robert E. Morrison, Clifford N. Schireson, and Keith Shintani and Mses. Janine L. Cohen and Jacqueline A. Williams are the members of the Audit Committee. Mr. Schireson is the Chairperson of the Audit Committee and presides at its meetings.

15(c) Contract Committee: The 15(c) Contract Committee is responsible for the oversight of the Fund’s 15(c) contract review process. All of the members of the 15(c) Contract Committee are Independent Trustees. Ms. Jacqueline A. Williams is the Chairperson of the 15(c) Contract Committee.

Nominations and Governance Committee (the “Governance Committee”): The Governance Committee nominates and selects persons to serve as members of the Board, including Independent Trustees and “interested” Trustees and assists in reviewing the Trust’s governance practices and standards. In selecting and nominating persons to serve as Independent Trustees, the Governance Committee will not consider nominees recommended by shareholders of the Trust unless required by law. Messrs. Morrison, Schireson, and Shintani and Mses. Cohen and Williams are the members of the Governance Committee. Mr. Morrison is the Chairperson of the Governance Committee and presides at its meetings.

Qualifications of the Trustees

The Governance Committee reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Governance Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on the recommendation of the Governance Committee, that each Trustee’s experience, qualifications, attributes or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee qualifications listed above, each of the Trustees has additional Trustee qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix A and as follows:

Independent Trustees

Janine L. Cohen, retired, was an executive at AER Advisors, Inc. (“AER”) from 2004 through her retirement in 2013. Ms. Cohen served as the Chief Financial Officer (“CFO”) from 2004 to 2013 and Chief Compliance Officer (“CCO”) from 2008 to 2013 at AER. During her tenure at AER, she was actively involved in developing financial forecasts, business plans, and SEC registrations. Prior to those roles, Ms. Cohen was a Senior Vice President at State Street Bank. Ms. Cohen has over 30 years of experience in the financial services industry. She holds a B.S. in Accounting and Math from the

University of Minnesota and is a Certified Public Accountant. Ms. Cohen has been the Chairperson since October 2019 and a Trustee since January 2016.

Jacqueline A. Williams has served as the Managing Member of Custom Strategies Consulting, LLC since 2017, where she provides consulting services to investment managers. Prior to that, she served as a Managing Director of Global Investment Research for Cambridge Associates, LLC since 2005. Earlier in her career, Ms. Williams served as a Principal at Equinox Capital Management, LLC where she was chairperson of the stock selection committee and the firm’s financial services analyst. Ms. Williams also served as an Investment Analyst at IBJ Schroder Bank & Trust Company where she monitored U.S. financial services stocks. Ms. Williams has over 25 years of experience in the investment management industry. Ms. Williams earned an A.B. in Religion from Duke University and a Ph.D. in Religious Studies from Yale University. She has been a Chartered Financial Analyst charter holder since 1990. Ms. Williams has been a Trustee since June 2019.

Clifford N. Schireson, retired, was the founder of Schireson Consulting, LLC, which he launched in 2017, until his retirement in 2021. Prior to that, Mr. Schireson was Director of Institutional Services from 2004 to 2017 at Brandes Investment Partners, LP, an investment advisory firm, where he also was co-head of fixed income and a member of the fixed-income investment committee. From 1998 to 2004, he was a Managing Director at Weiss, Peck & Greer LLC specializing in fixed-income products for both taxable and municipal strategies for institutional clients. Mr. Schireson has over 20 years of experience in the investment management industry as well as 20 years of experience in the investment banking industry. Mr. Schireson holds an A.B. in Economics from Stanford University and an M.B.A. from Harvard Business School. Mr. Schireson has been a Trustee since June 2019.

Robert E. Morrison serves as a Managing Director at Midwest Trust and FCI Advisors, where he has worked since February 2022. Previously, Mr. Morrison was a Senior Vice President at Huntington Private Bank, where he worked from 2014 to 2022. From 2006 to 2014, he served as the CEO, President and Chief Investment Officer of 5 Star Investment Management. Mr. Morrison has a B.S. in Forestry Management from Auburn University and is a graduate of the Personal Financial Planning program of Old Dominion University. Mr. Morrison previously served on the Ultimus Managers Trust Board of Trustees as the Founding Chairman of the Trust in 2012. Mr. Morrison resigned from the Board in 2014 as a result of a business conflict that no longer exists. Mr. Morrison has over 32 years of financial services experience, focusing on asset management and wealth management. Mr. Morrison has been a Trustee since June 2019.

Keith Shintani, retired, served as a Senior Vice President of Relationship Management at U.S. Bank Global Fund Services, where he worked from 1998 until June 2022. Previously, Mr. Shintani was a Director of Finance at Charles Schwab Investment Management, where he worked from January 1997 through December 1997. From 1993 to 1995, he served as a Manager of Mutual Fund Operations of PIMCo Advisors L.P. From 1989 to 1993, Mr. Shintani served as a Variable Products Manager of Pacific Life Insurance Company. From 1986 to 1989, he served as a Senior Accountant of Deloitte and Touche. Mr. Shintani has a B.S. in Accounting from University of Southern California. Mr. Shintani has been a Trustee since January 2024.

References above to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Risk Oversight

The operation of a fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the Board oversees risk through various regular board and committee activities. The Board, directly or through its committees, reviews reports from, among others, the Adviser or the Trust’s CCO, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Fund and the risk management programs of the Adviser, with respect to the Fund’s investments and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Adviser with respect to the Fund’s investment and trading activities, and other service providers to the Fund. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance.

Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Trust’s CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including the Fund’s investment performance, as well as reports regarding the valuation of the Fund’s securities (when applicable). The Board also receives quarterly reports from the Fund’s administrator, transfer agent and distributor on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of the Fund’s investment management agreement, the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of the Fund Shares. The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2025.

Name of Trustee	Dollar Range of Shares of the Westwood Salient Enhanced Power & Infrastructure ETF Owned by Trustee*	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Independent Trustees
Janine L. Cohen	None	over $100,000
Jacqueline A. Williams	None	None
Clifford N. Schireson	None	None
Robert E. Morrison	None	None
Keith Shintani	None	None

*	The Fund had not commenced operation as of the date of this SAI.

Ownership In Fund Affiliates. As of December 31, 2025, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or the Distributor.

Trustee Compensation. No director, officer or employee of the Adviser or the Fund’s Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. As of January 1, 2026, each Independent Trustees receives a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who receives a $2,140 annual retainer, the Chairperson of the Audit Committee, the Chairperson of the 15(c) Contract Committee, and the Chairperson of the Nominations and Governance Committee, each of whom receives a $1,700 annual retainer for serving as such. From January 1, 2024 until December 31, 2025, each Independent Trustee received a $600 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who received a $2,000 annual retainer, the Chairperson of the Audit Committee and Chairperson of the 15(c) Contracts Committee who received a $1,700 annual retainer for serving as such. The Trust reimburses each Trustee and officer for their travel and other expenses incurred by attending meetings.

The following table provides the estimated amount of compensation payable to each Trustee during the Fund’s first fiscal period of operations, which will conclude on October 31, 2026:

Name of Trustee	Aggregate Compensation From the Westwood Salient Enhanced Power & Infrastructure ETF*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Funds Within the Trust
Independent Trustees
Janine L. Cohen	$[ ]	None	None	$[ ]
Jacqueline A. Williams	$[ ]	None	None	$[ ]
Clifford N. Schireson	$[ ]	None	None	$[ ]
Robert E. Morrison	$[ ]	None	None	$[ ]
Keith Shintani	$[ ]	None	None	$[ ]

*	The Fund had not commenced operation as of the date of this SAI.

Principal Holders of Voting Securities. The [Adviser] owns all the initial Shares issued by the Fund prior to commencement of investment operations and the public launch of the Fund. The Fund had not commenced operations as of the date of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to the day after the information is posted to the Fund’s website unless the information is publicly available on the SEC’s EDGAR system. Because the Fund is an exchange-traded fund, it is required to publicly disclose its portfolio holdings daily, as described below. As further described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s CCO). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s CCO. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

The Fund discloses on the Adviser’s website at www.westwoodetfs.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Adviser, Distributor, Transfer Agent, Fund Accountant, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Unites or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

INVESTMENT ADVISORY AND OTHER SERVICES

General

Westwood Management Corp., a New York corporation formed in 1983, located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Westwood is a wholly owned subsidiary of Westwood Holdings Group, Inc. (“Westwood Holdings”). As of December 31, 2025, Westwood had approximately $13.07 billion in assets under management.

The Trading Sub-Adviser. The Adviser has retained Vident Asset Management (the “Sub-Adviser”), located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to serve as trading sub-adviser for the Fund. The Sub-Adviser was established in 2016 and is owned by Vident Capital Holdings, LLC. Vident Capital Holdings, LLC is controlled by MM VAM, LLC, which is owned by Casey Crawford. As of December 31, 2025, the Sub-Adviser had approximately $21.02 billion in assets under management.

Pursuant to an Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser, subject to the supervision of the Adviser and the Board. For the services it provides for the Fund, the Sub-Adviser is compensated by the Adviser from the advisory fees paid by the Fund to the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser and subject to a maximum cap).

Manager-of-Managers Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser intends to apply for exemptive relief from the SEC (the “Order”), which will permit the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly-owned sub-advisers. The Order will be subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure will not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to the Sub-Adviser or material changes to sub-advisory agreements within 90 days of the change. Exemptive relief that has not been granted is subject to SEC approval, and there is no assurance the SEC will grant the requested relief.

Advisory Agreements with the Trust

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser to the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees.

Under the Advisory Agreement, the Adviser bears all of the costs of the Fund (except for advisory fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.

After the initial two-year term, the continuance of the Advisory Agreement with respect to the Fund must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement with respect to the Fund is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Adviser may also terminate the Advisory Agreement on not less than 30 days’ nor more than 60 days’ written notice to the Trust. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Fund has not commenced operations as of the date of this SAI and therefore, the Fund has not yet paid advisory fees to the Adviser.

The Adviser has engaged Vident Asset Management, 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to serve as trading sub-adviser for the Fund. As compensation for the trading sub-advisory services it provides to the Fund, the Adviser pays the Sub-Adviser a monthly fee. The fee paid to the Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to the Fund.

The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of up to two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a particular Fund. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares or by the Adviser on not less than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

Portfolio Managers

Potential Conflicts of Interest

The Westwood portfolio managers’ management of other registered investment companies, other pooled investment vehicles, and other accounts (collectively referred to as “other accounts”) may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objective, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser’s trade allocation policy is to aggregate client transactions, including the Fund’s, where possible when it is believed that such aggregation may facilitate the Adviser’s duty of best execution. Client accounts for which are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro-rata based on each client’s participation in the transaction. The Adviser generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Adviser’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Adviser prohibits late trading, frequent trading and/or market timing in the Fund and monitors trades daily to ensure this policy is not violated.

The Vident portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objective, whereby the Sub-Adviser could favor one account over another. Another potential conflict could include the Sub-Adviser’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Sub-Adviser could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Managers

The Fund is team managed by Frank T. Gardner III, CFA® (Ted Gardner), Senior Vice President and Senior Portfolio Manager at Westwood, Parag Sanghani, CFA®, Senior Vice President and Senior Portfolio Manager at Westwood and Rafael Zayas, CFA®, Senior Vice President and Head of Portfolio Management & Trading, Yin Bhuyan, Senior Portfolio Manager, and Austin Wen, CFA®, Senior Portfolio Manager.

Compensation

Westwood compensates Mr. Gardner, and Mr. Sanghani for their management of the Fund.  The Fund’s portfolio managers’ compensation consists of a base salary, participation in an incentive compensation plan, and a full benefits package. Each of these portfolio managers has entered into an employment agreement with Westwood that provides for a minimum base salary, participation in an incentive compensation plan and a full benefits package. Base salary levels are maintained at levels that Westwood’s compensation committee deems to be commensurate with similar companies in the asset management industry based on industry compensation surveys. Incentive compensation is based on a percentage of revenue earned by Westwood on investment strategies managed by the portfolio managers. Incentive awards under the plan may be paid in a combination of cash, deferred cash and/or Westwood restricted stock. In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. Other benefits, such as health insurance, life insurance, short- and long-term disability insurance, and a 401(k) plan with employer matching, are also available.

The Portfolio Managers of the Sub-Adviser are compensated by the Sub-Adviser in the form of a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Other Accounts Managed by Portfolio Managers

The following tables reflect information regarding accounts other than the Fund for which each portfolio manager to the Fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), the information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below is the chart of each portfolio manager’s investments in the Fund they manage as of October 31, 2025.

Mr. Gardner:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	2	$191,561,279	0	$0
Other Pooled Investment Vehicles	2	$193,795,018	0	$0
Other Accounts	47	$819,852,119	0	$0

Mr. Sanghani:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	2	$193,795,018	0	$0
Other Pooled Investment Vehicles	2	$193,795,018	0	$0
Other Accounts	51	$815,166,734	0	$0

Mr. Zayas:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	66	$9.7 billion	0	$0
Other Pooled Investment Vehicles	17	$5.2 billion	0	$0
Other Accounts	0	$0	0	$0

Mr. Wen:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	78	$9.9 billion	0	$0
Other Pooled Investment Vehicles	20	$5.3 billion	0	$0
Other Accounts	0	$0	0	$0

Ms. Bhuyan:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	40	$2.4 billion	0	$0
Other Pooled Investment Vehicles	3	$36 million	0	$0
Other Accounts	0	$0	0	$0

Ownership of Fund Shares

As of the date of this SAI, the Portfolio Managers did not own any shares of the Fund since the Fund had not commenced operations prior to such date.

Codes of Ethics

The Trust, the Adviser, the Sub-Adviser and Northern Lights Distributors, LLC (the “Distributor”) have each adopted a Code of Ethics (each a “COE” and collectively, the “COEs”) designed to prevent their respective personnel subject to the COE from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the COEs). These COEs permit personnel subject to the COEs to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities that compete with or attempt to take advantage of the Fund’s planned portfolio transactions. Each of these parties monitors compliance with its respective COE.

Proxy Voting

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix B and Appendix C, respectively.

The Trust is required to disclose annually the Fund’s complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record will be available: (i) without charge, upon request, by calling 1-877-FUND-WHG (1-877-386-3944), (ii) on the Fund’s website at www.westwoodetfs.com and (iii) on the SEC’s website at sec.gov.

Administrator and Fund Accountant

Ultimus Fund Solutions, LLC (“Ultimus”) located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, and fund accountant (the “Fund Accountant”) to the Fund pursuant to an ETF Master Services Agreement (the “Master Services Agreement”).

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under each Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

●	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

●	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

●	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

●	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

●	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

Ultimus receives fees from the Adviser for its services as Administrator and Fund Accountant and is reimbursed for certain expenses assumed pursuant to the Master Services Agreement.

The Master Services Agreement between the Trust, on behalf of the Fund, and Ultimus, unless otherwise terminated as provided in the Master Services Agreement, is renewed automatically for successive one-year periods after the initial term.

The Master Services Agreement provides that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

The Adviser pays Ultimus fees in accordance with the Master Services Agreement for such services.

The Fund has not commenced operations as of the date of this SAI and therefore does not have any information regarding fees paid to Ultimus to report as of the date of this SAI.

Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH” or “Custodian”), located at 50 Post Office Square, Boston, Massachusetts 02110, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. BBH also serves as the Fund’s Transfer Agent. The Adviser pays BBH fees in accordance with the Custodian and Transfer Agent Agreement for such services. The Fund has not commenced operations as of the date of this SAI and therefore does not have any information regarding fees paid to BBH to report as of the date of this SAI.

Independent Registered Public Accounting Firm

[                    ], serves as the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. [                    ] will provide assistance in the preparing of the Fund’s federal, state, and excise tax returns.

Legal Counsel

Sullivan & Worcester LLP, located at 1666 K Street NW, Washington, DC 20006, serves as legal counsel for the Trust and the Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides an individual with the requisite background and familiarity with the Federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures. The Adviser pays NLCS fees in accordance with the Compliance Consulting Agreement for such services.

INVESTMENT OBJECTIVE AND POLICIES

The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Fund may be changed without shareholder approval.

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in companies across the energy and power value chain, including traditional energy producers, utilities, power focused industrials, renewable energy companies, energy infrastructure providers, data center infrastructure, connectivity infrastructure, and energy related technology companies positioned to benefit from increasing electricity and energy demand driven by Artificial Intelligence (AI) and onshoring of manufacturing, electrification, and the commercialization of next-generation energy technologies. The Fund may invest in companies of any size or market capitalization. In addition, the Fund will invest primarily in companies located in North America, but the Fund also may invest in companies located in other developed market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Power and Infrastructure Companies. The Fund considers Power and Infrastructure Companies to include companies in the Global Industry Classification Standard (“GICS”) energy sector and power infrastructure related companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide and fugitive methane (“greenhouse gases”) mitigation and management (i.e., providing services to other companies to reduce their greenhouse emissions, including transportation and underground storage of carbon dioxide and mitigation of methane leakage usually through direct capture such as in landfills), electric utilities, independent power producers (nuclear) and energy traders as well as electric transmission, distribution, storage and system reliability support. Power and Infrastructure Companies also include companies providing data center infrastructure, connectivity infrastructure, engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by the Fund’s Adviser. The term “Enhanced” in the Fund’s name refers to the income expected to be generated from the Fund’s investment in Power and Infrastructure Companies coupled with the income expected to be generated from the Fund’s covered call strategy.

The Fund defines equity securities as common and preferred stock, depositary receipts issued on such common stock, and master limited partnerships (“MLPs”). MLPs are partnerships that are publicly traded on a securities exchange. The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity securities of MLPs. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund will engage in covered call writing in seeking to generate income for investors. The Fund currently expects to write call options for the purpose of generating realized gains and distributable cash flow to investors. The Fund will only write call options on securities that the Fund holds in its portfolio (i.e., covered calls). The Fund will write covered call options against its long equity positions. While the Fund intends to maintain call coverage on a majority of its holdings at any given time, the number of positions covered and the level of coverage on each position (ranging from 0–100% of the underlying holding) will be determined by market conditions and portfolio management considerations. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. If the Fund writes a call option on a security, the Fund has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of the option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In other words, the Fund can lose money if: (1) the Fund’s equity positions go down in value or (2) the price of an underlying equity exceeds the call option strike price at expiration or an open option position is closed for more than the premium the Fund received at the initial sale. The Fund expects that it will sell call options on a portion of the equity investments, with overwrite levels adjusted dynamically based on market conditions.

The Fund may also utilize standardized exchange-traded and FLexible EXchange® (“FLEX”) options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Adviser intends to allocate Fund assets broadly based on the opportunity set, market conditions, and portfolio construction considerations. The allocation among these themes and the number of holdings may vary over time based on the opportunity set, market conditions, and portfolio construction considerations. The Fund will operate as a non-diversified fund, meaning it may invest in a limited number of issuers. The Fund intends to invest up to, but not more than, 15% of its total assets in any single issuer. There can be no assurance that the Fund will achieve its investment objective.

The Board can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice at least 60 days prior to any change of the Fund’s investment objective.

Temporary Defensive Investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent the Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

The percentage restrictions referenced in this SAI or the Prospectus concerning borrowing must be met at all times. All other percentage restrictions referenced in this SAI or the Prospectus of the Fund are measured at the time of investment, whether or not the particular percentage restriction uses such language. With the exception of the restrictions on borrowing, if a percentage restriction on investment or use of assets discussed in this SAI or any prospectus related to the Fund is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that the Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

The Fund’s fundamental policies listed below shall not be changed without an affirmative vote of a majority of the Fund’s voting securities, which means the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board without shareholder approval.

When submitting an investment restriction change to the holders of the Fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon if a majority of the outstanding voting securities of the Fund vote for the approval of the matter, notwithstanding that the matter has not been approved by: (1) the holders of a majority of the outstanding voting securities of any other series of the Trust affected by the matter; and (2) the vote of a majority of the outstanding voting securities of the Trust as a whole.

Fundamental Investment Restrictions

To the extent permitted by the 1940 Act, the rules and regulations thereunder, or interpretations, orders, or other guidance provided by the SEC or its staff, the Fund:

1.	Can borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2.	Will invest 25% or more of the value of its total assets in the securities of issuers in power and infrastructure companies, as defined below; and the Fund cannot invest 25% or more of the value of its total assets in the securities of issuers in any other single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and the Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy.

3.	Cannot act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

4.	Cannot purchase or sell real estate except insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein, although it may purchase and sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

5.	Can make loans only as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6.	Cannot make a direct purchase or sale of physical commodities and commodity contracts, except: (a) insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein; and (b) it may: (i) enter into futures contracts and options thereon in accordance with applicable law; and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Fund will not consider stock index, currency and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy.

The Fund considers Power and Infrastructure Companies to include companies in the Global Industry Classification Standard (“GICS”) energy sector and power infrastructure related companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane (“greenhouse gases”) mitigation and management (i.e., providing services to other companies to reduce their greenhouse emissions, including transportation and underground storage of carbon dioxide and mitigation of methane leakage usually through direct capture such as in landfills), electric utilities, independent power producers (nuclear) and energy traders as well as electric transmission, distribution, storage and system reliability support. Power and Infrastructure Companies also include companies providing data center infrastructure, connectivity infrastructure, engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by the Fund’s Adviser.

Non-Fundamental Investment Restrictions

As a non-fundamental and additional policy, the Fund may pursue the investment program through one or more subsidiary vehicles. The establishment of such vehicles and the Fund’s utilization thereof is wholly within the discretion of the Board. To the extent applicable to the investment activities of the Fund’s respective subsidiary, the subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund.

With respect to these policies and other policies and investment restrictions described herein (except the Fund’s fundamental policies on borrowings and the issuance of senior securities), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such policy or restriction.

SECURITY TYPES

The security types in which the Fund may invest are as follows:

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale or purchase of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed-upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. The Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily

(offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

The Fund may invest in derivatives, which are financial instruments whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, which are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed-income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value (“NAV”) of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

FLEX Options

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the OCC. FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price.

Hybrid Securities

Hybrid securities, including trust preferred securities, are securities that have characteristics of both equity securities and debt securities. Hybrid securities are typically issued by corporate entities or by a trust or partnership affiliated with a corporate entity. Hybrid securities usually pay a fixed, variable or floating rate of interest or dividends and can be perpetual or may have a maturity date. A hybrid security may provide for mandatory conversion into common stock under certain conditions, including conditions imposed by applicable regulations. A hybrid security may permit the issuer to defer the payment of interest or dividends. In the event of the bankruptcy or default of an issuer, holders of hybrid securities typically have claims that are senior to holders of the issuer’s equity securities but subordinate to holders of the issuer’s debt securities. The characteristics and use features of hybrid securities may be subject to change as the regulations governing such securities continue to evolve.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if the Fund reasonably expects it cannot be disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security and a company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Master Limited Partnerships (“MLPs”) and Energy Infrastructure Companies

MLPs are entities structured as master limited partnerships. MLPs are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes. The units for these entities are listed and traded on a U.S. securities exchange. To qualify as a master limited partnership, the entity must receive at least 90% of its gross income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage, gathering, processing, distribution and marketing of mineral or natural resources. Limited partnerships have two classes of interests: general partner interests and limited partner interests. The general partner typically controls the operations and management of the partnership through an equity interest in the partnership (typically up to 2% of total equity). Limited partners own the remainder of the partnership and have a limited role in the partnership’s operations and management.

Master limited partnerships organized as limited partnerships generally have a general partner interest and two classes of limited partner interests — common units and subordinated units. The general partner interest may be held by either a private or publicly traded corporation or other entity. In many cases, the general partner owns common units, subordinated units and incentive distribution rights (“IDRs”) in addition to its general partner interest in the master limited partnership. Master limited partnerships are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid while any subordinated units remain outstanding. Once common units have been paid, subordinated units receive distributions in an amount up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD that is paid with respect to both common and subordinated units generally is distributed to both common and subordinated units on a pro rata basis.

Whenever a distribution is paid to common unitholders or subordinated unitholders, the general partner is paid a proportional distribution. The holders of IDRs (usually the general partner) are eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per unit surpassing specified target levels. As cash distributions to the limited partners increase, the IDRs receive an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the IDRs can reach a tier where the holder receives 48% of every incremental dollar paid to partners. These IDRs encourage the general partner to streamline costs, make investments and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of such master limited partnership.

The master limited partnerships in which the Fund may directly or indirectly invest are currently classified as Midstream MLPs and MLPs other than Midstream MLPs that operate (i) other assets that are used in the energy sector, including assets used in exploring developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or (ii) that provide energy related services. As described below, the Fund further sub-categorizes these master limited partnerships into the following groups:

Midstream MLPs own and operate the logistical assets used in the energy sector and are engaged in (a) the treating, gathering, compression, processing, transmission and storage of natural gas and the transportation, fractionation and storage of natural gas liquids (primarily propane, ethane, butane and natural gasoline); (b) the gathering, transportation (including marine) and storage of crude oil; and (c) the transportation and storage of refined products (primarily gasoline, diesel fuel and jet fuel) and other hydrocarbon by-products. Midstream MLPs may also operate ancillary businesses including the marketing of commodities and logistical services. Midstream MLPs include MLPs that provide transportation and distribution services of energy-related products through the ownership and operation of marine transportation vessels (including tankers, barges and tugboats). Midstream MLPs also include (a) General Partner MLPs whose assets consist of ownership interests of an affiliated Midstream MLP and (b) MLP Affiliates of Midstream MLPs.

MLPs other than Midstream MLPs that operate (i) other assets that are used in the energy sector, including assets used in exploring developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or (ii) that provide energy related services. Such MLPs can be classified into one of the following groups:

●	“Upstream MLPs” are businesses engaged in the acquisition, exploitation, development and production of natural gas, natural gas liquids and crude oil. An Upstream MLP’s cash flow and distributions are driven by the amount of oil, natural gas, natural gas liquids and oil produced and the demand for and price of such commodities. As the underlying reserves of an Upstream MLP are produced, its reserve base is depleted. Upstream MLPs may seek to maintain or expand their reserves and production through the acquisition of reserves from other companies and the exploration and development of existing resources.

●	“Coal MLPs” are engaged in the owning, leasing, managing, production and sale of various grades of steam and metallurgical grades of coal. The primary use of steam coal is for electric generation (steam coal is used as a fuel for steam-powered generators by electrical utilities). The primary use of metallurgical coal is in the production of steel (metallurgical coal is used to make coke, which, in turn, is used as a raw material in the steel manufacturing process).

●	“Propane MLPs” are engaged in the distribution of propane to homeowners for space and water heating and to commercial, industrial and agricultural customers. Propane serves approximately 6% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Volumes are weather dependent, and a majority of annual cash flow is earned during the winter heating season (October through March).

●	Master limited partnerships may also own other assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity or provide energy-related services, such as refining and distribution of specialty refined products. While these master limited partnerships do not fit into one of the three categories listed above, they are publicly traded and generate qualified income and qualify for federal tax treatment as partnerships.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity, or renewable energy or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund may invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Repurchase Agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. The Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, the Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies, unless it is able to rely on and meet the requirements of one or more rules under the 1940 Act that permit investments in other investment companies in excess of these limits.

Fund of Funds Rule – Rule 12d1-4 under the 1940 Act (the “Fund of Funds Rule), permits funds to invest in shares of ETFs and other investment companies beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. The Fund intends on relying on Rule 12d1-4 to the extent the Fund’s Adviser deems it necessary or appropriate.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

The Fund’s investment in commodities will effect such investment primarily through the purchase of a leveraged structured note. The Fund’s Adviser will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high-quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if the Fund were to hold a structured note with three times exposure to a specified commodity index and the Fund’s Adviser hoped to achieve $15 million in exposure, the Adviser would invest $5 million in the structured note and $10 million in high-quality bonds. When the investment performance of the structured note and high-quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

OTC swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. Certain swaps are traded on exchanges and subject to central clearing. In a standard OTC swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). Credit default swaps are a type of swap agreement in which one party (the “buyer”) is generally obligated to pay the other party (the “seller”) an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as the default of a security, has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the credit default swap in exchange for an equal face amount of deliverable obligations of the security described in the swap, or the seller may be required to deliver the related net cash amount, if the credit default swap is cash settled. Swaps may be traded OTC or centrally cleared and exchange traded. Currently, some, but not all, swap transactions are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap transaction, the swap is novated to a central counterparty and the Fund’s counterparty on the swap becomes the central counterparty.

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including securities issued by a government-sponsored enterprise. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

The Fund may purchase, directly or indirectly, when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. Purchasing securities on a when issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Additional information concerning investment techniques and risks associated with certain of the Fund’s investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to the Fund. From time to time, the Fund may purchase these securities or enter into these strategies to an extent that is more than incidental. The Fund may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Bank Obligations Risk

The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the creditworthiness of the issuing or accepting depository institution. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Cash and Cash Equivalents Risk

The Fund may, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commercial Paper and Variable Amount Demand Master Notes Risk

The Fund may invest in commercial paper, which represent short-term unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. The Fund may also invest in variable amount demand master notes, which are corporate obligations of issuing organizations that share the credit profile of commercial paper (e.g., banks or corporations). The distinct difference between commercial paper and variable amount demand master notes is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, variable amount demand master notes are issued by a bank or corporation and liquidated on demand. Further, there is no secondary market for variable amount demand master notes. Typically, the issuance of a variable amount demand master note consists of two parts, an “A” note and a “B” note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the “A” note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to 12 months. The “B” note can be redeemed at any time for any amount presently outstanding.

In selecting commercial paper and other corporate obligations for investment by the Fund, the Adviser also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If commercial paper or another corporate obligation held by the Fund is assigned a lower rating or ceases to be rated, the Adviser will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless the Adviser determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid and only if they are determined to be so in compliance with procedures approved by the Board of Trustees.

Commodities Risk

The Fund, subject to its investment strategies and policies, may invest in commodities. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, natural disasters or other extreme weather conditions, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Commodities markets generally, and the energy sector specifically, have been adversely impacted by, among other things, public opinion regarding the use of oil and other commodities, and global events affecting the production of oil and other commodities. The continued and future impact on such commodities markets is unknown and may last for an extended period of time.

Commodity-Linked Securities Risk

The Fund, subject to its investment strategies and policies, may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in a subsidiary. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by the Fund and/or a subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Conflicts of Interest of the Adviser

Conflicts of interest may arise because the Adviser and its affiliates generally carry on substantial investment activities for other clients in which the Fund will have no interest. The Adviser or its affiliates may have financial incentives to favor certain of such accounts over the Fund. Any of their proprietary accounts and other customer accounts may compete with the Fund for specific trades. The Adviser or its affiliates may buy or sell securities for the Fund which differ from securities bought or sold for other accounts and customers, although its investment objective and policies may be similar to those of the Fund. Situations may occur when the Fund could be disadvantaged because of the investment activities conducted by the Adviser or its affiliates for their other accounts. Such situations may be based on, among other things, legal or internal restrictions on the combined size of positions that may be taken for the Fund and the other accounts, thereby limiting the size of the Fund’s position, or the difficulty of liquidating an investment for the Fund and the other accounts where the market cannot absorb the sale of the combined position. The Fund’s investment opportunities may be limited by affiliations of Westwood or its affiliates with MLPs, Energy Infrastructure Companies and Other Energy Companies. In addition, to the extent that the Westwood sources and structures private investments in MLPs, Energy Infrastructure Companies or Other Energy Companies, certain employees of Westwood may become aware of actions planned by these companies, such as acquisitions, which may not be announced to the public. Although Westwood maintains procedures to ensure that any material non-public information available to certain Westwood employees not be shared with those employees responsible for the purchase and sale of publicly traded securities, it is possible that the Fund could be precluded from investing in a company about which the Adviser has material non-public information.

The Adviser also manages other funds that have investment objectives and strategies that are similar to and/or overlap with those of the Fund (collectively, “Affiliated Funds”). In particular, certain Affiliated Funds invest in MLPs, Midstream MLPs, Energy Infrastructure Companies and/or Other Energy Companies. Furthermore, the Adviser may, at some time in the future, manage other investment funds with the same investment objective as the Fund. Investment decisions for the Fund are made independently from those of the Adviser’s other clients; however, from time to time, the same investment decision may be made for more than one fund or account. When two or more clients advised by the Adviser or its affiliates seek to purchase or sell the same publicly traded securities, the securities actually purchased or sold are allocated among the clients on a good faith equitable basis by the Adviser in their discretion in accordance with the clients’ various investment objectives and procedures adopted by the Adviser and approved by the Board. In some cases, this system may adversely affect the price or size of the position that the Fund may obtain. In other cases, however, the Fund’s ability to participate in volume transactions may produce better execution for the Fund.

The Fund and its affiliates, including Affiliated Funds, may be precluded from co-investing in private placements of securities, including in any portfolio companies that the Adviser. The Adviser will allocate private investment opportunities among their clients, including the Fund, based on allocation policies that take into account several suitability factors, including the size of the investment opportunity, the amount of funds that each client has available for investment and the client’s investment objectives. These allocation policies may result in the allocation of investment opportunities to an Affiliated Fund rather than to the Fund. The policies contemplate that the Adviser will exercise discretion, based on several factors relevant to the determination, in allocating the entirety, or a portion, of such investment opportunities to an Affiliated Fund, in priority to other prospectively interested advisory clients, including the Fund. In this regard, when applied to specified investment opportunities that would normally be suitable for the Fund, the allocation policies may result in certain Affiliated Funds having greater priority than the Fund to participate in such opportunities depending on the totality of the considerations, including, among other things, the Fund’s available capital for investment, its existing holdings, applicable tax and diversification standards to which the Fund may then be subject and the ability to efficiently liquidate a portion of its existing portfolio in a timely and prudent fashion in the time period required to fund the transaction.

The investment management fee paid to the Adviser is based on the value of the Fund’s assets, as periodically determined. A percentage of the Fund’s assets may be illiquid securities acquired in private transactions for which market quotations will not be readily available. Although the Fund has adopted valuation procedures designed to determine valuations of illiquid securities in a manner that reflects their fair value, there typically is a range of prices that may be established for each individual security.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk

Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Therefore, if the Fund has an average credit rating that suggests a certain credit quality, the Fund may in fact be subject to greater credit risk than the average would suggest. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk

The Fund, subject to its investment strategies and policies, may invest in foreign securities, The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to gain exposure to a particular currency or currencies as a part of the Fund’s investment strategies, when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an OTC trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty. Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund’s performance may be adversely affected as the Adviser may be incorrect in its forecasts of market value and currency exchange rates.

Cybersecurity Risk

The use of technology has become more prevalent in the Fund’s management and operations. As a result, the Fund has become more susceptible to risks associated with breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption and/or destruction, or lose operational capacity. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking,” “phishing,” or malicious software coding), or attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Additionally, the Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. A cybersecurity or operational breach may result in financial losses to the Fund; the inability of the Fund to process transactions or conduct trades; delays or mistakes in materials provided to shareholders or the calculation of Fund’s net asset values; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. In addition, the foregoing risks may adversely impact the Investment Adviser, the distributor and other service providers to the Fund, as well as financial intermediaries, companies in which the Fund invests and parties with which the Fund does business, which could result in losses to the Fund and shareholders and disruptions to the conduct of business between the Fund, shareholders, the Fund’s service providers and/or financial intermediaries.

Cybersecurity breaches of the Fund’s third-party service providers or issuers that the Fund invest in can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While measures have been developed that are designed to reduce cybersecurity risks, there is no guarantee that those measures will be effective, particularly since the Fund do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Fund transacts, including companies in which the Fund invests.

In light of recent broad-based cybersecurity attacks, legislators and regulators at both the federal and state levels continue to propose new and more robust privacy-related laws, including the California Consumer Privacy Act of 2018. Such privacy-related laws could expose the Fund to the risks of legal or regulatory proceedings against the Fund by governmental authorities, third-party vendors, or others, which could adversely affect the Fund.

In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as pandemics), may adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the Fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the Fund and their shareholders. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which the Fund invests, and thereby cause the Fund’s investments to lose value.

The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.

In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as the coronavirus (COVID-19) pandemic), may adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Depositary Receipts Risk

The Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In un-sponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases, it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of the Fund’s investment policies, the Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Derivatives Risk

The Fund, subject to its investment strategies and policies, may purchase and write call and put options on securities, securities indices and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to correctly forecast interest rates and other economic factors. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. The Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Privately negotiated derivatives typically may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Investment in futures-related and commodity-linked derivatives may subject the Fund to additional risks, and in particular may subject the Fund to greater volatility than investments in traditional securities. The value of futures-related and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to RICs under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if the Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to RICs under Subchapter M of the Code.

For funds using a significant amount of derivatives, Rule 18f-4 (the “Derivatives Rule”) mandates a fund adopt and/or implement: (i) value at risk limitations; (ii) a written derivatives risk management program; (iii) Board oversight responsibilities; and (iv) reporting and recordkeeping requirements. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements.

Dividend-Harvesting Strategy Risk

The Fund may use a dividend-harvesting strategy. A dividend-harvesting strategy is an income-producing strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security about to pay a dividend.

Energy Company Risk

The Fund may invest in Energy Companies. Certain risks inherent in investing in energy and Energy Companies (including MLPs, Energy Infrastructure Companies and Other Energy Companies) include the following:

Supply and Demand Risk. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution or a sustained decline in demand for such commodities, may adversely impact the financial performance of Energy Companies and Energy Infrastructure Companies. Energy Companies and Energy Infrastructure Companies are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including economic conditions, fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, among others.

Depletion and Exploration Risk. Energy reserves naturally deplete as they are produced over time. Many Energy Companies and Energy Infrastructure Companies are either engaged in the production of natural gas, natural gas liquids, crude oil, or coal, or are engaged in transporting, storing, distributing and processing these items and refined products on behalf of the owners of such commodities. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources or through acquisitions. The financial performance of Energy Companies and Energy Infrastructure Companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. If an Energy Company or Energy Infrastructure Company fails to add reserves by acquiring or developing them, its reserves and production will decline over time as they are produced. If an Energy Company or Energy Infrastructure Company is not able to raise capital on favorable terms, it may not be able to add to or maintain its reserves.

Reserve Risks. Energy Companies and Energy Infrastructure Companies engaged in the production of natural gas, natural gas liquids, crude oil and other energy commodities are subject to the risk that the quantities of their reserves are overstated, or will not be produced in the time periods anticipated, for a variety of reasons including the risk that no commercially productive amounts of such energy commodities can be produced from estimated reserves because of the curtailment, delay or cancellation of production activities as a result of unexpected conditions or miscalculations, title problems, pressure or irregularities in formations, equipment failures or accidents, adverse weather conditions, compliance with environmental and other governmental requirements and cost of, or shortages or delays in the availability of, drilling rigs and other equipment, and operational risks and hazards associated with the development of the underlying properties, including natural disasters, blowouts, explosions, fires, leakage of such energy commodities, mechanical failures, cratering and pollution.

Regulatory Risk. Energy Companies and Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including (i) how facilities are constructed, maintained and operated, (ii) how and where wells are drilled, (iii) how services are provided, (iv) environmental and safety controls, and, in some cases (v) the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Companies and Energy Infrastructure Companies.

Commodity Pricing Risk. The operations and financial performance of Energy Companies and Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Companies and Energy Infrastructure Companies which own the underlying energy commodity or receive payments for services that are based on commodity prices. Such impact may be a result of changes in the price for such commodity or a result of changes in the price of one energy commodity relative to the price of another energy commodity (i.e., the price of natural gas relative to the price of natural gas liquids). Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for Energy Companies and Energy Infrastructure Companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices. In addition to the volatility of commodity prices, extremely high commodity prices may drive further energy conservation efforts which may adversely affect the performance of Energy Companies and Energy Infrastructure Companies.

Acquisition Risk. The ability of Energy Companies and Energy Infrastructure Companies to grow operating cash flow and increase such company’s enterprise value can be highly dependent on their ability to make accretive acquisitions. In the event that Energy Companies and Energy Infrastructure Companies are unable to make such acquisitions because they are unable to identify attractive acquisition candidates and negotiate acceptable purchase contracts, because they are unable to raise financing for such acquisitions on economically acceptable terms, or because they are outbid by competitors, their future growth will be limited. Furthermore, even if Energy Companies or Energy Infrastructure Companies do consummate acquisitions that they believe will be accretive, the acquisitions may instead result in a decrease in operating cash flow or a decrease in enterprise value. Any acquisition involves risks, including, among other things: mistaken assumptions about revenues and costs, including synergies; the assumption of unknown liabilities; limitations on rights to indemnity from the seller; the diversion of management’s attention from other business concerns; unforeseen difficulties operating in new product or geographic areas; and customer or key employee losses at the acquired businesses.

Affiliated Party Risk. Certain Energy Companies and Energy Infrastructure Companies are dependent on their parents or sponsors for a majority of their revenues. Any failure by such company’s parents or sponsors to satisfy their payments or obligations would impact such company’s revenues and operating cash flows and ability to make interest payments and/or distributions.

Catastrophe Risk. The operations of Energy Companies and Energy Infrastructure Companies are subject to many hazards inherent in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing natural gas, natural gas liquids, crude oil, refined products, coal or electricity, including: damage to pipelines, storage tanks, plants or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; well blowouts; leaks of such energy commodities; fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations. Not all Energy Companies or Energy Infrastructure Companies are fully insured against all risks inherent to their businesses. If a significant accident or event occurs that is not fully insured, it could adversely affect the Energy Company’s or Energy Infrastructure Company’s operations and financial condition.

The Fund expects that insurance premiums to operate certain assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity or renewable energy may increase due to operational risks (such as the Macondo oil spill in the Gulf of Mexico in 2010). Further increased government regulations to mitigate such catastrophe risk could increase insurance and other operating costs for Energy Infrastructure Companies and adversely affect the financial performance of such companies.

Terrorism/Market Disruption Risk. Terrorist attacks may have a disruptive effect on the economy and the securities markets. Global events, including particularly in the Middle East and including government stability specifically, could have significant adverse effects on the U.S. economy, and financial and commodities markets. Assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity or renewable energy could be direct targets, or indirect casualties, of an act of terror. The U.S. Government has issued warnings that such assets, specifically the United States’ pipeline infrastructure, may be the future target of terrorist organizations.

Weather Risk. Extreme weather conditions, such as hurricanes, (i) could result in substantial damage to the facilities of certain Energy Companies and Energy Infrastructure Companies located in the affected areas, (ii) significantly increase the volatility in the supply of energy commodities and (iii) adversely affect the financial performance of Energy Companies and Energy Infrastructure Companies and could therefore adversely affect their securities. The damage done by extreme weather also may serve to increase many insurance premiums paid by Energy Companies and Energy Infrastructure Companies and could adversely affect such companies’ financial condition.

Master Limited Partnership Risks. An investment in master limited partnership units involves certain risks which differ from an investment in the securities of a corporation. Holders of master limited partnership units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in master limited partnership units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

Equity Securities Risk

The Fund may invest in equity securities without regard to market capitalization. Equity securities consist of exchange-traded, OTC and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests, private investments in public equities, depositary receipts, warrants and equity participations.

Common stock represents an equity or ownership interest in a company. This interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments.

Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of the Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

In addition, the Fund may have exposure to or invest in equity securities of companies with small or medium capitalization. Investments in securities of companies with small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information (see “Small and Medium Capitalization Stocks Risk”).

The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

FLEX Options

The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, reducing counterparty risk for clearing members and options traders. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the

OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

Foreign Currencies Risk

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s net asset value as expressed in U.S. dollars should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates. The Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Foreign Currency Transactions Risk

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Fund will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

The Fund may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers typically do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. Eventually some but not all forward contracts will be centrally-cleared and exchanged-traded. Although these changes are expected to decrease the counterparty risk involved in bilaterally negotiated contracts and increase market liquidity, exchange-trading and clearing would not make the contracts risk-free.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency may constitute only a partial hedge, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on “Forwards, Futures, Swaps and Options Risk.”

The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make.

While certain Fund portfolio managers are authorized to hedge against currency risk, they are not required to do so.

Forwards, Futures, Swaps and Options Risk

As described below, the Fund may purchase and sell in the U.S. or abroad futures contracts, put and call options, forward contracts, swaps and options on securities, swaptions, futures, broadly-based stock indices and currencies. In the future, the Fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with the Fund’s investment objective and are legally permissible. There can be no assurance that an instrument, if employed, will be successful.

The Fund may buy and sell these investments for a number of purposes, including hedging, investment or speculative purposes. For example, it may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, may be used to hedge the Fund’s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund’s exposure to the securities market.

Special Risk Factors Regarding Forwards, Futures, Swaps and Options

Transactions in derivative instruments (e.g., futures, options, forwards, swaps, and swaptions) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments the Fund holds. The Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund’s assets.

OTC derivative instruments involve an increased risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. Certain purchased OTC options, and assets used as cover for written OTC options, may be considered illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The use of derivatives is a highly specialized activity that involves skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the Adviser’s use of derivative instruments will be advantageous to the Fund.

Regulatory Matters Regarding Forwards, Futures, Swaps and Options

With respect to the Fund, the Adviser has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under CFTC Regulation 4.5 under the Commodity Exchange Act (“CEA”). As such, the Fund is not currently subject to registration or regulation as a commodity pool under the CEA.

Transactions in futures and options by the Fund are subject to limitations established by futures and option exchanges governing the maximum number of futures and options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of futures or options which the Fund may write or hold may be affected by futures the Adviser (or an adviser that is an affiliate of the Fund’s Adviser) might hold. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

When-Issued and Forward Commitment Securities

The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices or for speculative purposes. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by the Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Fund’s Adviser it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Geographic and Sector Focus Risk

The Fund may, from time to time, focus on certain geographical areas or sectors. When the Fund’s investments are focused in one or a few sectors of the economy or geographic regions, they are not as diversified as the investments of most funds and are far less diversified than the broad securities markets. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular sectors or geographic regions is particularly susceptible to the impact of market, economic, political, regulatory, and other factors affecting those sectors or regions. From time to time, a small number of companies may represent a large portion of a particular sector or a group of related sectors as a whole.

Growth Stocks Risk

The Fund may invest in growth stocks. Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Fund’s Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indices.

Hybrid Instruments Risk

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative instruments with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the Commodity Exchange Act under applicable rules of the Commodity Futures Trading Commission.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Income from certain hybrid instruments may not constitute qualifying income for purposes of Subchapter M. Accordingly, the Fund will monitor the income produced from such investments so that when such income is combined with the Fund’s other non-qualifying income, the Fund will not have more than 10% non-qualifying income.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and Distributions declines.

Infrastructure-Related Investments Risk

The Fund, subject to its investment strategies and policies, may invest in the securities of infrastructure-related companies. The Fund considers a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company’s operations or an accident.

Initial Public Offering (“IPO”) Holding Risk

The Fund may invest in IPOs. IPO holding is the practice of participating in an IPO with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which the Fund can participate. Even when the Fund requests to participate in an IPO, there is no guarantee that the Fund will receive an allotment of shares in an IPO sufficient to satisfy the Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

International Sanctions Risk

From time to time, certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Investment in Foreign and Developing Markets Risk

The Fund may purchase securities of companies domiciled in any foreign country, developed or developing. Potential investors in the Fund should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the U.S., but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Furthermore, securities in which the Fund invests may be held in foreign banks and securities depositories, which may be recently organized and subject to limited or no regulatory oversight.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; (viii) currency fluctuations; and (ix) the contagious effect of market or economic setbacks in one country on another developing country.

The Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Investments in foreign securities and deposits with foreign banks or foreign branches of U.S. banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), government approval for the repatriation of investment income, capital, or the sale of securities, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic, and economic developments that could adversely affect the Fund’s investments. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment in a foreign security.

European Economic Risk. European financial markets have recently experienced volatility and have been adversely affected by concerns about rising government debt levels, credit rating downgrades, and possible default on or restructuring of government debt. These events have affected the value and exchange rate of the euro, which subjects the Fund’s investments tied economically to Europe or the euro to additional risks. Investing in euro-denominated (or other European currency-denominated) securities also entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. The governments of several member countries of the European Union (EU) have experienced large public budget deficits, which have adversely affected the sovereign debt issued by those countries and may ultimately lead to declines in the value of the euro.

It is possible that EU member countries that have already adopted the euro could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets are impossible to predict, but are likely to be negative and may include, but are not limited to: (i) flight of capital from perceived weaker countries to stronger countries in the EU; (ii) default on the domestic debt of any exiting country; (iii) collapse of the domestic banking system of any exiting country; (iv) seizure of cash or assets in the effected countries; (v) imposition of capital controls that may discriminate in particular against foreigners’ asset holdings; and (vi) political or civil unrest. Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. These events and the resulting market volatility may have an adverse effect on the performance of the Fund.

Investing through Stock Connect. The Fund may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect Securities through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect Securities are generally subject to the People’s Republic of China (“PRC”) securities regulations and SSE listing rules, among other restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in Stock Connect Securities. Trading in the Stock Connect Program is subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Stock Connect launched on November 17, 2014. Therefore, further developments are likely as the program matures and there can be no assurance as to whether or how such developments may restrict or affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Restrictions on Investments. There may be unexpected restrictions on investments in companies located in certain foreign countries. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly traded securities of companies identified by the U.S. Government as “Communist Chinese military companies,” or in instruments that are derivative of, or are designed to provide investment exposure to, such securities. In addition, to the extent that the Fund holds such a security, one or more Fund intermediaries may decline to process customer orders with respect to such Fund unless and until certain representations are made by the Fund or the prohibited holdings are divested. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, the Fund may incur losses.

Liquidity Management Practices Risk

The Fund may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. The percentage of net assets of which the Fund may enter into a Letter of Credit or Line of Credit arrangement are limited to the extent permitted by the 1940 Act and rules and interpretations thereunder.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. In the case of a Line of Credit arrangement, the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

The Fund’s portfolio is subject to management risk because it is actively managed. The Fund’s Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Certain securities of other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the Adviser or individual portfolio managers, may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

The Fund depends upon its Adviser’s key personnel for its future success and upon the Fund’s access to certain individuals and investments. In particular, the Fund depends on the diligence, skill and network of business contacts of its portfolio managers, who evaluate, negotiate, structure, close and monitor Fund investments. The Fund also depends on the senior management of its Adviser. The departure of any of the Fund’s portfolio managers or the senior management of its Adviser could have a material adverse effect on the Fund’s ability to achieve its investment objective. In addition, the Fund can offer no assurance that its Adviser will remain its investment adviser or sub-adviser or that the Fund will continue to have access to the Adviser’s industry contacts and deal flow.

Master Limited Partnership (“MLP”) Risk

The Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like the Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. The Fund is not eligible for a deduction from income received from MLPs that is available to individuals who invest directly in MLPs.

Non-Diversification Risk

The Fund is “non-diversified” and is not subject to the diversification requirements of the 1940 Act, which generally limit investments, as to 75% of the Fund’s total assets, to no more than 5% in securities in a single issuer and 10% of an issuer’s voting securities. A non-diversified fund must, however, comply with certain tax diversification tests. To satisfy the tax diversification tests, at least 50% of the value of the Fund’s total assets at the end of each quarter of the Fund’s taxable year must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, or any two or more issuers that the Fund controls, and that are determined to be engaged in the same business or similar or related businesses, or of one or more qualified publicly traded partnerships. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a non-diversified Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Operational Risk

An investment in the Fund involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there is no guarantee that the Fund will not suffer losses due to operational risk.

Preferred Stock Risk

The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

In addition, preferred stock often has special redemption rights allowing issuers to redeem such securities at par earlier than scheduled. If these rights are exercised, the Fund may have to reinvest proceeds in less attractive securities. Among other risks described in the Prospectus and this SAI, the following issues are particularly associated with investments in preferred stock.

●	Deferral and Omission of Distributions. Preferred stock may include features permitting or requiring the issuer to defer or omit distributions. Among other things, such deferral or omission may result in adverse tax consequences for the Fund.

●	Limited Voting Rights. Preferred stock generally does not have voting rights with respect to the issuer unless dividends have been in arrears for certain specified periods of time. In the future, preferred stock may be offered with features different from those described above, and as such, may entail different risks. Over longer periods of time, certain types of preferred stock may become more scarce or less liquid as a result of legislative changes. Such events may result in losses to the Fund as the prices of securities it holds may be negatively affected. Revisions to bank capital requirements by international regulatory bodies, to the extent they are adopted in the United States, may also negatively impact the market for certain preferred stock.

Regulatory and Market Developments Risk

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could diminish or preclude the Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the Fund’s portfolio holdings.

Health crises caused by viral or bacterial outbreaks, such as the COVID-19 outbreak, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Renewable Energy Companies Risk

The Fund, subject to its investment strategies and policies, may invest in renewable energy companies. Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain renewable energy assets. Renewable energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for renewable energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect renewable energy companies. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The above factors could also impact the ability of renewable energy companies to pay dividends comparable to those paid by other Energy Infrastructure Companies. Certain valuation methods used to value renewable energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain renewable energy company share prices.

Because many renewable energy infrastructure companies enter into long-term contracts for energy off-put, if their counterparties experience economic stress, there could be subsequent concerns regarding such long-term contracts. As increased capital enters the renewable energy space, combined with decreasing costs, there may be pressure on power pricing, which in turn could result in lower rates of returns on certain projects. The renewable energy sector can also be significantly affected by changes in the prices and supplies of other energy fuels, energy conservation, the success of exploration projects, tax and other government regulations.

Electricity Related Companies Risk

Electricity related companies are subject to general risks of companies involved with generating, storing, supplying, and transmitting electricity and include regulation of those businesses, the general state of the economy, intense competition, consolidation, domestic and international politics, and excess capacity. In addition, electrical companies may also be affected by overall capital spending levels (including both private and public sector spending), economic cycles, technological obsolescence, delays in modernization, and labor relations. Companies in the various electrical industries may also be significantly impacted by government policies, regulations, import controls, and contractual fixed pricing. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of conventional and alternative electricity, resulting in sudden decreases in value.

Nuclear Industry Risk

Companies in the Nuclear Industry may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies. In addition, nuclear energy and technology companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive or nuclear energy sources are out of favor, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Utilities Sector Risk

Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition and governmental regulations on rates charged to customers. Privatization and deregulation in the utilities sector may subject companies to greater competition and losses in profitability. Companies in the utilities sector may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction programs during periods of inflation or unsettled capital markets. In addition, companies in the utilities sector may be adversely affected due to increase in fuel and operating costs and the costs of complying with regulations. Furthermore, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Industrials Sector Risk

The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.

Materials Sector Risk

The materials sector is subject to changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in currency exchange rates, imposition of import and export controls, increased competition, and labor relations may adversely affect companies engaged in the production and distribution of materials. Other risks may include liabilities for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous components. Metals and mining companies could be affected by supply and demand, operational costs, and liabilities for environmental damage.

Restricted and Illiquid Securities Risk

The Fund may invest in illiquid or restricted securities if the Fund’s Adviser believes that they present an attractive investment opportunity. The Fund may not invest more than 15% of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if the Fund reasonably expects it cannot be disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. Its illiquidity might prevent the sale of such a security at a time when the Fund’s Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition.

Illiquid securities generally include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Fund’s Adviser has determined to be liquid.

The Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Fund’s procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Risks of Owning Securities of Affiliates

From time to time, the Fund may be deemed to “control” or may be an “affiliate” of one or more of the Fund’s portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would “control” a portfolio company if it owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if it owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Adviser ), principal underwriters and affiliates of those affiliates or underwriters.

There is significant ambiguity in the application of existing SEC staff interpretations of the term “voting security” to complex structures such as limited partner interests of MLPs in which the Fund invests. As a result, it is possible that the SEC staff may consider that certain securities of limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act. In the absence of an applicable exemptive rule, such status could impact certain investment decisions.

In light of the ambiguity of the definition of voting securities, the Fund does not intend to treat any class of limited partner interests of MLPs that the Fund holds as “voting securities” unless the security holders of such class currently have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives the fund the de facto power to exercise a controlling influence over such MLP. The Fund believes this treatment is appropriate given that the general partner controls the MLP, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the MLP due to the size of an economic interest, the security holders have no control over the MLP.

There is no assurance that the SEC staff will not consider that other limited partnership securities that the Fund owns and do not treat as voting securities are, in fact, voting securities for the purposes of Section 17 of the 1940 Act. If such determination were made, the Fund would be required to abide by the restrictions on “control” or “affiliate” transactions as proscribed in the 1940 Act. The Fund or any portfolio company that they control, and the Fund’s affiliates, may from time to time engage in certain of such transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain exemptive rules promulgated by the SEC.

There is no assurance that the Fund would be able to satisfy the conditions of these rules with respect to any particular eligible transaction, or even if the Fund were allowed to engage in such a transaction that the terms would be more or as favorable to the Fund or any company that the Fund controls as those that could be obtained in an arm’s length transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions that may be taken for the Fund or on the type of investments that the Fund could make.

Securities Issued by Other Investment Companies Risk

The Fund may invest in securities of other investment companies, including investment companies which may not be registered under the 1940 Act. The Fund may invest in affiliated and unaffiliated no-load, open-end money market funds and short-term bond funds for cash management purposes. By investing in another investment company, the Fund is exposed to the risks of the underlying investment company in which it invests in proportion to the amount of assets the Fund allocates to the underlying investment company. In addition, the Fund’s investment in other investment companies is limited by the 1940 Act and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The Fund’s investments in other investment companies may include investments in various ETFs, subject to the Fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are discussed above in greater detail.

Generally, the Fund will not purchase securities of another investment company if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one such investment company, unless it is able to rely on and meet the requirements of one or more rule under the 1940 Act that permit investments in other investment companies in excess of these limits.

Rule 12d1-4 under the 1940 Act (the “Fund of Funds Rule”) allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on the Fund of Funds Rule generally must enter into a fund of funds investment agreement with the acquired fund. The Fund of Funds Rule outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on the Fund of Funds Rule to the extent the Adviser deems such reliance necessary or appropriate.

Securities Lending Risk

In order to generate additional income, the Fund may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage of the value of the Fund’s net assets under applicable laws and regulations, currently 33 1/3%. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government Securities or other liquid, high-grade debt securities, or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. The Fund may pay reasonable finders’ and custodial fees in connections with loans. In addition, the Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not lend its securities to any director, officer, employee, or affiliate of the Adviser, the Administrator or the Distributor, unless permitted by applicable law.

Small and Medium Capitalization Stocks Risk

The Fund may invest its assets in the common stocks and other equity securities of small- and medium-capitalization companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (see “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Valuation Risk

Market prices may not be readily available for any restricted or unregistered investments in public companies or investments in private companies made by the Fund. The value of such investments will ordinarily be determined based on fair valuations pursuant to procedures adopted by the Board of Trustees. Restrictions on resale or the absence of a liquid secondary market may adversely affect the Fund’s ability to determine its net asset value. The sale price of securities that are not readily marketable may be lower or higher than the Fund’s most recent determination of their fair value. In addition, the value of these securities typically requires more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these investments, the Fund may not be able to realize these securities’ carrying value or may have to delay their sale in order to do so.

BROKERAGE TRANSACTIONS

Generally, equity securities, both listed and OTC, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund execute transactions in the OTC market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of combined orders.

The Fund has not commenced operations as of the date of this SAI and therefore does not have any information to report regarding brokerage commissions it has paid.

Brokerage Selection

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser. The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Sub-Adviser under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Sub-Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance, and other analysis. The Sub-Adviser may use research services furnished by brokers in servicing all client accounts, and not all services may necessarily be used by the Sub-Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Sub-Adviser will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under its Sub-Advisory Agreement. Any advisory, sub-advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases, the Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Sub-Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Sub-Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates

Although not expected, the Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

The Fund has not commenced operations as of the date of this SAI and therefore have not executed brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor.

Securities of “Regular Broker-Dealers”

The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that the Fund may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Fund has not commenced operations as of the date of this SAI and therefore does not hold any securities of “regular broker dealers.”

DETERMINATION OF SHARE PRICE

Net Asset Value

The share price or NAV of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For purposes of computing the Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined by the Adviser, as the Fund’s valuation designee, in good faith in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and their shareholders that is intended to supplement the discussion contained in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

This general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

The Fund intends to elect to qualify and to continue to qualify to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

The Fund must meet the rule that no more than 25% of its assets be invested in MLPs at the close of each quarter. However, if the 25% test is violated solely because of appreciation in value of MLPs owned by the Fund throughout the quarter, and not to any extent to acquisition of new MLP interests during the quarter, the Fund is not required to sell MLP interests in order to comply with the 25% limit for the quarter.

Although the Fund intends to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organization requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a RIC in any given tax year.

The Fund may elect to treat part or all of any “qualified late-year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Federal Excise Tax

Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual net income and net exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as RICs.

Distributions to Shareholders. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities they hold and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the NAV) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an ETF, an underlying fund taxable as a RIC, or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. Certain of the Fund’s investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20%, regardless of how long the shareholder has owned the shares. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction for a portion of the dividends paid and to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Fund’s investment strategies may limit their ability to make distributions eligible for the dividends received deduction for corporate shareholders.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

When a dividend or distribution is received shortly after the purchase of shares, it reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the NAV of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund (or their administrative agents) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Tax Treatment of Complex Securities

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as RICs, affect whether gains and losses recognized by the Fund is treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund and may require the Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as RICs at a time when the Adviser might not otherwise have chosen to do so.

Certain derivative investment by the Fund such as exchange-traded products and OTC derivatives may not produce qualifying income for purposes of the Qualifying Income Test described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the Asset Test described above. The Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund’s determination of the Asset Test with respect to such derivatives.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

Offsetting positions held by the Fund involving certain derivative instruments, such as options, forward contracts, and futures, as well as its long and short positions in portfolio securities may constitute a “straddle” for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 Contracts may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 Contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 Contracts. The straddle rules described above also do not apply if all the offsetting positions making up a straddle consist of one or more “qualified covered call options” and the stock to be purchased under the options and the straddle is not part of a larger straddle. A qualified covered call option is generally any option granted by the Fund to purchase stock it holds (or stock it acquires in connection with granting the option) if, among other things, (1) the option is traded on a national securities exchange that is registered with the SEC or other market the IRS determined has rules adequate to carry out the purposes of the applicable Code provision, (2) the option is granted more than 30 days before it expires, (3) the option is not a “deep-in-the-money option,” (4) such option is not granted by an options dealer in connection with his activity of dealing in options, and (5) gain or loss with respect to the option is not ordinary income or loss.

To the extent the Fund writes options that are not Section 1256 Contracts, the amount of the premium received by the Fund for writing such options will generally be entirely short-term capital gain to the Fund. In addition, if such an option is closed by the Fund, any gain or loss realized by the Fund as a result of closing the transaction will also generally be short-term capital gain or loss. If such an option is exercised any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will generally be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security.

If the Fund enters into a “constructive sale” of any appreciated financial position in its portfolio, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon the Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon the Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

With respect to investments in STRIPS, treasury receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The Fund intends to invest in certain MLPs which may be treated as QPTPs. Income from QPTPs is qualifying income for purposes of the Qualifying Income Test, but the Fund’s investment in one or more of such QPTPs is limited under the Asset Test to no more than 25% of the value of the Fund’s assets. The Fund will monitor their investments in such QPTPs in order to ensure compliance with the Qualifying Income and Asset Tests.

Investments in QPTPs may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in QPTPs may at other times result in the Fund’s receipt of nontaxable cash distributions from a QPTP and if the Fund then distributes these nontaxable distributions to Fund shareholders, it could constitute a return of capital to Fund shareholders for federal income tax purposes. Any cash distributions received by the Fund from a QPTP in excess of the Fund’s tax basis therein generally will be considered to be gain from the sale or exchange of the Fund’s QPTP shares. The Fund’s tax basis in its investments in a QPTP generally is equal to the amount the Fund paid for its interests in the QPTP (i) increased by the Fund’s allocable share of the QPTP’s net income and certain QPTP debt, if any, and (ii) decreased by the Fund’s allocable share of the QPTP’s net losses and distributions received by the Fund from the QPTP.

MLPs and other partnerships that the Fund may invest in will deliver Schedules K-1 to the Fund to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV, Distributions and Dividends “Form 1099-DIV”) to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified publicly traded partnership income” within the meaning of Section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. “Qualified publicly traded partnership income” is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business but does not include certain investment income. A “publicly traded partnership” for purposes of this deduction is not necessarily the same as a QPTP, as defined above. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). RICs, such as the Fund, are not permitted to pass the special character of this income through to their shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified publicly traded partnership income” to shareholders.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the Distribution Requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the Distribution Requirements set forth above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by the Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Certain Foreign Currency Tax Issues

The Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax described above. The Fund intends to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Foreign Taxes

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. Shareholders generally will be entitled to deduct or, subject to certain limitations, claim foreign tax credit with respect to such foreign income taxes. If the Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S.

possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Tax-Exempt Shareholders

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

Sale, Exchange, or Repurchase of Shares

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund’s shares. An exchange of shares is generally treated as a sale and any gain may be subject to tax. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) shares of the same Fund within 30 days before or after the sale, exchange or repurchase (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.

Shareholders should note that, upon the sale of the Fund’s shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gains dividends received with respect to the shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any tax year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

The repurchase or transfer of shares may result in a taxable gain or loss to a tendering shareholder. Different tax consequences may apply for tendering and non-tendering shareholder in connection with a repurchase offer. For example, if a shareholder does not tender all of his or her shares, such repurchase may not be treated as a sale or exchange for U.S. federal income tax purposes. On the other hand, shareholders holding shares as capital assets who tender all of their shares (including shares deemed owned by shareholders under constructive ownership rules) will be treated as having sold their shares and generally will recognize capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount received for the shares and the shareholder adjusted tax basis in the relevant shares. Such gain or loss generally will be a long-term capital gain or loss if the shareholder has held such shares as capital assets for more than one year. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Backup Withholding

The Fund will be required in certain cases to withhold at a rate of 24% and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Investors

Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described above. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Form W-8BEN, Certificate of Foreign State of Beneficial Owner for United States Tax Withholding and Reporting (Individuals), or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files a valid Form W-8ECI, Certificate of Foreign Person’s Claim That Income Is Effectively Connected with the Conduct of a Trade or Business in the United States, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid Form W-9, Request for Taxpayer Identification Number and Certification, or applicable series of Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886, Reportable Transaction Disclosure Statement. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes

Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Cost Basis Reporting

Funds are required to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased and/or sold on or after January 1, 2012. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Fund will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of the Fund’s shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Prospective investors should consult with their own tax advisors regarding the application of these provisions to their situation.

GENERAL INFORMATION

Other Payments by the Fund. The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Fund may pay to financial intermediaries pursuant to the Fund’s distribution plan, if any.

Other Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, their service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders.

Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Description of Shares

The Trust is an unincorporated business trust organized under Ohio law on February 28, 2012. The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. The Fund does not currently issue additional classes of shares. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Board shall allocate them among any one or more series or classes as the Board, in its sole discretion, deems fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

Anti-Money Laundering Program

The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

Trust Contracts

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. Shareholders are not parties to or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This SAI and the Prospectus provide information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this SAI, the Prospectus or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal period/year of operations. When available, you may request a copy of the Fund’s Annual Report at no charge by calling 1-800-994-0755 or by visiting the Fund’s website at www.westwoodetfs.com.

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen By Trustee	Directorship(s) of Public Companies Held By Trustee During Past 5 Years
Independent Trustees:
Janine L. Cohen^ Year of Birth: 1952	Since 2016	Chairperson (2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	[27]	n/a
Robert E. Morrison^ Year of Birth: 1957	Since 2019	Trustee (2019 to present; and previously 2012 to 2014)	Managing Director at Midwest Trust and FCI Advisors (2022 to present); Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to 2022); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014)	[27]	n/a
Clifford N. Schireson^ Year of Birth: 1953	Since 2019	Trustee (2019 to present)	Retired; Founder of Schireson Consulting, LLC (2017 to 2022); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	[27]	Trustee of Beacon Pointe Multi-Alternative Fund (2024 to present); Trustee of Booster Income Opportunities Fund (2024 to present); Trustee of 83 Investment Group Income Fund (2024 to present); Trustee of Sardis Credit Opportunities Fund (2025 to present); Trustee of IDA Private Access Fund (2025 to present); Trustee of Private Debt and Income Fund (2025 to present); and Trustee of the San Diego City Employees’ Retirement System (2019 to 2025)
Jacqueline A. Williams^ Year of Birth: 1954	Since 2019	Trustee (2019 to present)	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	[27]	n/a
Keith Shintani^ Year of Birth: 1963	Since January 1, 2024	Trustee (January 1, 2024 to present)	Senior Vice President of Relationship Management at U.S. Bank Global Fund Services (1998 to 2022); Director of Finance at Charles Schwab Investment Management (January 1997 to December 1997); Manager of Mutual Fund Operations of PIMCo Advisors L.P. (1993 to 1995); Variable Products Manager of Pacific Life Insurance Company (1989 to 1993); Senior Accountant of Deloitte and Touche. (1986 to 1989)	[27]	Trustee of the Matrix Advisors Fund Trust (2023 to present)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Name and Year of Birth	Length of Time Served	Position(s) held with Trust	Principal Occupation(s) During Past 5 Years
Todd E. Heim^ Year of Birth: 1967	2014 to present	President (2021 to present) Vice President (2014 to 2021)	Senior Vice President, Relationship Management (2023 to present) and Vice President, Relationship Management (2018 to 2023)
Shannon Thibeaux-Burgess Year of Birth: 1970	2023 to present	Vice President	Senior Vice President, Relationship Management with Ultimus Fund Solutions, LLC (2022 to present); Head of Regulatory Service with J.P. Morgan Chase & Co. (2020 to 2022); Chief Administrative Officer of Fund Administration, Legal of State Street Bank (2013 to 2020)
Daniel D. Bauer^ Year of Birth: 1977	2016 to present	Treasurer (January 2024 to present) Assistant Treasurer (2016 to December 2023)	Vice President of Fund Accounting (2022 to present), Assistant Vice President of Fund Accounting (2020 to 2022), and AVP, Assistant Mutual Fund Controller (2015 to 2020) of Ultimus Fund Solutions, LLC
Angela A. Simmons^ Year of Birth: 1975	2022 to present	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration (2015 to 2022) of Ultimus Fund Solutions, LLC
Leo R. Payne Year of Birth: 1966	January 2025 to present	Assistant Treasurer	Assistant Vice President, Financial Administration (2023 to present) of Ultimus Fund Solutions, LLC; Assistant Vice President, Financial Administration (2018 to 2023) of Citi Fund Services, Inc.
Karen Jacoppo-Wood^ Year of Birth: 1966	2023 to present	Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 to present); Managing Director and Managing Counsel (2019 to 2022) of State Street Bank and Trust Company
Natalie S. Anderson^ Year of Birth: 1975	2016 to present	Assistant Secretary	Director of Legal Administration (March 2024 to present); Legal Administration Manager (2016 to March 2024) of Ultimus Fund Solutions, LLC
Jesse Hallee^ Year of Birth: 1976	2023 to present	Assistant Secretary	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (June 2019 to present)
Gweneth K. Gosselink^ Year of Birth: 1955	2020 to present	Chief Compliance Officer	Vice President, Compliance Officer (2023 to present) of Northern Lights Compliance Services, LLC; Assistant Vice President, Compliance Officer at Ultimus Fund Solutions, LLC (2019 to 2023); CCO Consultant at GKG Consulting, LLC (2019 to 2021)
Martin R. Dean^ Year of Birth: 1963	2016 to present	Assistant Chief Compliance Officer (2020 to present) Interim Chief Compliance Officer (2019 to 2020) Assistant Chief Compliance Officer (2016 to 2017)	President of Northern Lights Compliance Services, LLC (February 2023 to present); Senior Vice President, Head of Fund Compliance (2020 to January 2023) and Vice President & Director of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to 2020)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

APPENDIX B

ULTIMUS MANAGERS TRUST
PROXY VOTING POLICIES AND PROCEDURES

1.	PURPOSE; DELEGATION

The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that the Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, the Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.	DEFINITIONS

Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to the Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.	POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by the Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.	POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES

Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

5.	CONFLICTS OF INTEREST

The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of the Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of the Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6.	ROUTINE PROPOSALS

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.	PROXY MANAGER APPROVAL

Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8.	PROXY VOTING PROCEDURES

Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.	FORM N-PX

A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

10.	INVESTMENT ADVISERS’ VOTING PROCEDURES

The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that an Investment Adviser’s policies and procedures are consistent with these Policies and Procedures, the Investment Adviser may implement them with respect to voting proxies on behalf of the Fund managed by such Investment Adviser. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Investment Adviser’s policies and procedures.

Securities Lending: If the Fund engages in securities lending, the proxy voting procedures of the Adviser of such Fund will include information on the recall of lent securities for voting purposes. More information can be found in the Securities Lending Procedures of the Trust.

APPENDIX C

Westwood Management Corp.

Policies and Procedures for Voting Proxies

Policy.

Westwood, as a matter of policy and as a fiduciary to our clients, has a responsibility for voting proxies for portfolio securities in a manner that is consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest. In addition, our policy and practice is to make information available to clients about the voting of proxies for their portfolio securities and to maintain relevant and required records.

Firm-Specific Policy.

Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full-service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, Westwood agrees with Glass Lewis’s recommendations; however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it to be in the client’s best interest. In addition, Westwood will implement “echo voting” (voting pro rata with all other shareholders) for investment company clients relying on Investment Company Act §12(d)(1)(F) and Rule 12d1-3 in order to allow certain purchases of other investment companies in excess of limits that would otherwise apply.

Responsibility.

Westwood’s Data Management Team has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Background.

Proxy voting is an important right of shareholders, and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised.

Investment advisers who are registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients, (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities, (c) describe a summary of its proxy voting policies and procedures and, upon request, to furnish a copy to its clients, and (d) to maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Procedure.

Westwood has adopted the following procedures to implement the Firm’s proxy voting policy, in addition to adopting the Glass Lewis Proxy Voting Guidelines. Westwood conducts reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate:

Proxy Voting Records.

With respect to proxy record keeping, the Data Management Team maintains complete files for all clients. These files include a listing of all proxy materials sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A voting summary will be furnished upon request.

Voting Procedures.

a.       All employees forward proxy materials received on behalf of clients to Broadridge. Westwood has engaged Broadridge for assistance with the proxy voting process for our clients and Glass Lewis provides voting recommendations;

b.       Broadridge has access to holders’ records and determines which client accounts hold the security to which the proxy relates;

c.       Absent material conflicts, Broadridge, with the vote recommendations from Glass Lewis, determines how Westwood should vote the proxy in accordance with applicable voting guidelines;

d.       Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analysts may choose to vote differently than Glass Lewis if they believe it is in the best interest of the client or where a different vote is warranted in light of the respective investment strategy;

e.       If Westwood chooses to vote differently than Glass Lewis, then Westwood overwrites the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary; and,

f.        Broadridge completes the proxy in a timely and appropriate manner.

g.       For certain investment companies managed by Westwood and approved by the CCO (each a “Westwood 12d1F Fund”), Westwood will implement echo voting for shares of other investment companies (each an “Acquired Fund”) held by a Westwood 12d1F Fund. The Data Management Team will override any Glass Lewis proxy voting recommendations with respect to shares of an Acquired Funds held by a Westwood 12d1F Fund, and will instead, vote all such Acquired Fund shares pro rata with all other shareholders of each respective Acquired Fund. The Data Management Team will record any votes made with echo voting as overrides to the Glass Lewis recommendations.

Disclosure.

a.       Westwood provides required disclosures in Form ADV Part 2A, which summarizes these proxy voting policies and procedures and includes information whereby clients may request information regarding how Westwood voted the client’s proxies;

b.      Westwood’s disclosure summary includes a description of how clients may obtain a copy of the Firm’s proxy voting policies and procedures. Westwood’s proxy voting practice is disclosed in the Firm’s advisory agreements.

Client Requests for Information.

a.       All client requests for information regarding proxy votes, or regarding policies and procedures that are received by any supervised person should be forwarded to the Data Management Team; and

b.       In response to any request, the Data Management Team prepares a written response with the information requested, and as applicable, includes the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which the client inquired.

Voting Guidelines.

a.       Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients; and

b.       Westwood analysts review the Glass Lewis proxy voting recommendations using the following guidelines:

i.        In the absence of specific voting guidelines from the client, Westwood votes proxies in the best interests of each client;

ii.       Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions or other mandates from a client;

iii.      Clients are permitted to place reasonable restrictions and mandates on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities;

iv.      Westwood generally votes in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services;

v.       Westwood generally votes against proposals that cause board members to become entrenched or cause unequal voting rights; and

In reviewing proposals, Westwood further considers the opinion of management, the effect on management, and the effect on shareholders.

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust, dated July 12, 2021, is incorporated by reference to Exhibit (1) of Registrant’s initial Registration Statement on Form N-14, filed on August 10, 2021.

(a)(1)	Amended Appendix B, dated July 22, 2025, to the Declaration of Trust is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 269 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 26, 2025.

(b)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(d)(1)(i)	Investment Advisory Agreement with Lyrical Asset Management LP, dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(d)(1)(ii)	Amended Schedule A, to the Investment Advisory Agreement with Lyrical Asset Management, LP, for the Lyrical U.S. Value Fund, the Lyrical International Value Equity Fund, and the US Value ETF (the “Lyrical Funds”) is incorporated by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(d)(2)	Investment Advisory Agreement with Wavelength Capital Management, LLC for the Wavelength Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 212 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 30, 2022.

(d)(3)(i)	Investment Advisory Agreement with Edge Capital Group, LLC for the Blue Current Global Dividend Fund, dated September 8, 2023, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 245 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 15, 2023.
(d)(3)(ii)	Investment Advisory Agreement with SCS Capital Management LLC for the Blue Current Global Dividend Fund, dated May 15, 2025, is incorporated by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N1-A (File No. 333-180308), filed on June 27, 2025.

(d)(4)(A)	Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

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(d)(4)(B)	Amended Schedule A to the Investment Advisory Agreement with Marshfield Associates, Inc., dated July 28, 2016, is incorporated by reference to Exhibit (d)(13)(B) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(d)(5)	Investment Advisory Agreement with Hudson Valley Investment Advisors, Inc. for HVIA Equity Fund is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(d)(6)	Investment Advisory Agreement with Edgemoor Investment Advisors, Inc., dated January 27, 2017, for the Meehan Focus Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(d)(7)	Investment Advisory Agreement with Adler Asset Management, LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(d)(8)	Amended and Restated Investment Advisory Agreement with Q3 Asset Management Corporation, dated July 31, 2025, for the Q3 All-Season Systematic Opportunities Fund, Q3 All-Season Tactical Fund, Q3 All-Season Active Rotation ETF, and Q3 All-Season Tactical Advantage ETF (the “Q3 Funds”) is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 272 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on December 10, 2025.

(d)(9)(i)	Investment Advisory Agreement with Blueprint Fund Management LLC, for the Blueprint Adaptive Growth Allocation Fund (formerly the “Blueprint Growth Fund”)(the “Blueprint Fund”), is incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(d)(9)(ii)	Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC, for the Blueprint Fund, is incorporated by reference to Exhibit (d)(15)(ii) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(d)(10)	Investment Advisory Agreement with Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(d)(11)(i)	Investment Advisory Agreement for the Westwood Alternative Income Fund, Westwood Multi-Asset Income Fund, Westwood Income Opportunity Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, and Westwood Quality Value Fund (collectively, the “Westwood Funds”) with Westwood Management Corporation is incorporated by reference to Exhibit (6) of Registrant’s Registration Statement on Form N-14, filed on August 10, 2021.

(d)(11)(ii)	Amended Schedule A to the Investment Advisory Agreement for the Westwood Funds with Westwood Management Corporation is incorporated by reference to Exhibit (d)(13)(ii) of Post-Effective Amendment No. 242 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2023.

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(d)(12)(i)	Investment Advisory Agreement for the Westwood Global Real Estate Fund, Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund with Westwood Management Corporation is incorporated by reference to Exhibit (d)(14)(i) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(12)(ii)	Investment Sub-Advisory Agreement for the Westwood Broadmark Tactical Growth Fund, with Broadmark Asset Management, LLC and Westwood Management Corporation is incorporated by reference to Exhibit (d)(14)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(13)(i)	Investment Advisory Agreement for the Westwood Broadmark Tactical Plus Fund with Salient Advisors, L.P. is incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(13)(ii)	Investment Sub-Advisory Agreement for the Westwood Broadmark Tactical Plus Fund, with Broadmark Asset Management, LLC and Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(d)(14)(i)

Investment Advisory Agreement for the Nia Impact Solutions Fund with Nia Impact Capital is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(d)(15)(i)(a)	Investment Advisory Agreement, dated March 1, 2024, for the Westwood Salient Enhanced Midstream Income ETF and Westwood Salient Enhanced Energy Income ETF with Westwood Management Corporation is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

(d)(15)(i)(b)	Amended Schedule A, dated November 1, 2025, for the Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF, to the Investment Advisory Agreement with Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(i)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(d)(15)(ii)(a)	Sub-Advisory Agreement for the Westwood Salient Enhanced Midstream Income ETF and Westwood Salient Enhanced Energy Income ETF with Vident Asset Management and Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(iii) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on June 27, 2024.

3

(d)(15)(ii)(b)	Amended Schedule A, dated November 1, 2025, for the Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF, to the Sub-Advisory Agreement with Vident Asset Management and Westwood Management Corporation is incorporated by reference to Exhibit (d)(15)(ii)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(d)(16)(i)	Investment Advisory Agreement for the Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF with Westwood Management Corporation is incorporated by reference to Exhibit (d)(17)(i) of Post-Effective Amendment No. 266 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on March 28, 2025.

(d)(16)(ii)	Investment Sub-Advisory Agreement for the Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF with Vident Asset Management is incorporated by reference to Exhibit (d)(17)(i) of Post-Effective Amendment No. 266 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on March 28, 2025.

(e)(1)

Distribution Agreement with Ultimus Fund Distributors, LLC, dated July 1, 2025, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(e)(2)

Distribution Agreement with Northern Lights Distributors, LLC, dated July 1, 2025 is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(f)	None

(g)(1)(A)	Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(B)	Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(g)(1)(C)	Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Wavelength Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(g)(1)(D)	Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

4

(g)(1)(E)	Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Wavelength Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(g)(1)(F)	Sixteenth Amendment to the Custody Agreement with U.S. Bank, dated May 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (g)(1)(N) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(g)(1)(G)	Seventeenth Amendment to the Custody Agreement with U.S. Bank, dated December 3, 2019 for the Q3 Funds, is incorporated by reference to Exhibit (g)(1)(I) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(g)(1)(H)	Eighteenth Amendment to the Custody Agreement with U.S. Bank, dated August 20, 2020 for the Lyrical International Value Equity Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(g)(1)(I)	Nineteenth Amendment to the Custody Agreement with U.S. Bank, dated August 20, 2020 for the Evolutionary Tree Innovators Fund, is incorporated by reference to Exhibit (g)(1)(I) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(g)(1)(J)	Twentieth Amendment to the Custody Agreement with U.S. Bank, dated July 27, 2021 for the Westwood Funds is incorporated by reference to Exhibit (9) to the Registrant’s Registration Statement on Form N-14 (File No. 333-180308), filed on August 10, 2021.

(g)(1)(K)	Twenty First Amendment to the Custody Agreement with U.S. Bank, dated October 19, 2021 for the Westwood Funds, is incorporated by reference to Exhibit (g)(1)(K) of Post-Effective Amendment No. 208 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on January 28, 2022.

(g)(1)(L)	Twenty Third Amendment to the Custody Agreement with U.S. Bank, for the Nia Impact Solutions Fund, is incorporated by reference to Exhibit (g)(1)(M) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(g)(2)(A)

Custody Agreement with Fifth Third Bank, National Association, dated March 23, 2021, is incorporated by reference to Exhibit (g)(2)(C) of Post-Effect Amendment No. 179 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 27, 2021.

(g)(2)(B)(i)	Custody Agreement with Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to Exhibit (g)(2)(D) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(g)(2)(B)(ii)	Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Q3 All-Season Tactical Advantage ETF, Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF is incorporated by reference to Exhibit (g)(2)(B)(ii) of Post-Effective Amendment No. 273 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 23, 2025.

5

(h)(1)(A)(i)	Master Services Agreement with Ultimus Fund Solutions, LLC dated July 24, 2018, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(A)(ii)	Amended Schedule A, dated February 20, 2025, to the Master Services Agreement is incorporated by reference to Exhibit (h)(1)(A)(ii) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

(h)(1)(A)(iii)	Derivatives Risk Management Program Support Services Addendum, dated July 20, 2022, to Master Services Agreement, is incorporated by reference to Exhibit (h)(1)(A)(iii) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(A)(iii)(a)	Amended Derivatives Risk Management Program Support Services Addendum, dated July 31, 2024 to the Master Services Agreement is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

(h)(1)(A)(iii)(b)	Amended Schedule A to the Amended Derivatives Risk Management Program Support Services Addendum, dated January 28, 2025 to the Master Services Agreement is incorporated by reference to Exhibit (h)(1)(A)(iii)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(1)(A)(iv)

Amendment to Master Services Agreement, dated September 1, 2023, is incorporated by reference to Exhibit (h)(1)(A)(iv) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(A)(v)	Tailored Shareholder Report Services Addendum, dated March 13, 2024, to Master Services Agreement, is incorporated by reference to Exhibit (h)(1)(A)(v) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(B)	Fund Accounting Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.v

(h)(1)(C)	Amendment, dated January 23, 2019, to the Fund Administration Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(B) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

(h)(1)(D)(i)	ETF Master Services Agreement and Fund Accounting Addendum and Fund Administration Addendum, dated April 21, 2021, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(D)(i) of Post-Effective Amendment No. 236 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 20, 2022.

6

(h)(1)(D)(ii)	Amendment No. 3 and Amended Schedule A to the ETF Master Services Agreement with Ultimus Fund Solutions, LLC, for the Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF is incorporated by reference to Exhibit (h)(1)(D)(ii) of Post-Effective Amendment No. 266 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on March 28, 2025.

(h)(1)(D)(iii)	Amendment to the ETF Master Services Agreement, dated September 1, 2023, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(D)(iii) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(iv)	Amendment No. 2 to the ETF Master Services Agreement, dated January 16, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(iv) of Post-Effective Amendment No. 254 of Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(v)	Amendment No. 4 to the ETF Master Services Agreement, dated July 22, 2025, with Ultimus Fund Solutions, LLC for the Q3 All-Season Tactical Advantage ETF is incorporated by reference to Exhibit (h)(1)(D)(v) of Post-Effective Amendment No. 269 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 26, 2025.

(h)(1)(D)(vi)	Amendment No. 5 to the ETF Master Services Agreement, dated October 21, 2025, with Ultimus Fund Solutions, LLC for the Westwood Enhanced Alternative Income ETF, Westwood Enhanced Income Opportunity ETF, and Westwood Enhanced Multi-Asset Income ETF is incorporated by reference to Exhibit (h)(1)(D)(vi) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(1)(D)(vii)(a)	Derivatives Risk Management Program Support Services Addendum to the ETF Master Services Agreement, dated January 16, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(v) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(D)(vii)(b)	Amended Schedule A to the Derivatives Risk Management Program Support Services Addendum, dated October 21, 2025 is incorporated by reference to Exhibit (h)(1)(D)(vii)(b) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(1)(D)(viii)	Tailored Shareholder Report Services Addendum to the ETF Master Services Agreement, dated March 13, 2024, with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A)(vi) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080, filed on June 27, 2024.

(h)(1)(E)	Transfer Agent and Shareholder Services Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(C) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

7

(h)(1)(F)	Derivatives Risk Management Program Support Services Addendum, dated July 20, 2022, to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(E) of Post-Effective Amendment No. 229 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2022.

(h)(2)(A)(i)	Compliance Consulting Agreement with Northern Lights Compliance Services, LLC, dated July 18, 2023, is incorporated by reference to Exhibit (h)(2)(A)(i) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(h)(2)(A)(ii)	Schedules A-1, A-2, A-3, A-4, A-5, A-6, B and C, dated October 21, 2025, to the Consulting Agreement with Northern Lights Compliance Services, LLC is incorporated by reference to Exhibit (h)(2)(A)(ii) of Post-Effective Amendment No. 271 of Registrant’s Registration Statement on Form N-1A (File No. 333-1803080), filed on December 8, 2025.

(h)(3)(A)	Expense Limitation Agreement with Wavelength Capital Management, LLC for Wavelength Fund is incorporated by reference to Exhibit (h)(3)(A) of Post-Effective Amendment No. 212 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 30, 2022.

(h)(3)(B)(i)	Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, dated January 22, 2020, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(6)(B) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(3)(B)(ii)	Amended Schedule A to the Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(3)(B)(ii) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(h)(3)(C)	Expense Limitation Agreement with Edge Capital Group, LLC, dated September 8, 2023, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (h)(3)(C) of Post-Effective Amendment No. 245 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 15, 2023.

(h)(3)(D)	Second Amended and Restated Expense Limitation Agreement with Marshfield Associates, Inc., dated November 1, 2018, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(6)(I) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(h)(3)(E)	Amended and Restated Expense Limitation Agreement with Hudson Valley Investment Advisors, Inc., dated August 1, 2018, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(6)(L) of Post-Effective Amendment No. 126 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2018.

8

(h)(3)(F)	Second Amended and Restated Expense Limitation Agreement with Edgemoor Investment Advisors, Inc., dated November 01, 2018, for Meehan Fund, is incorporated by reference to Exhibit (h)(6)(M) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

(h)(3)(G)	Expense Limitation Agreement with Adler Asset Management, LLC is incorporated by reference to Exhibit (h)(6)(P) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(3)(H)(i)	Expense Limitation Agreement with Q3 Asset Management Corporation, dated December 1, 2019, for the Q3 Funds is incorporated by reference to Exhibit (h)(6)(N) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(3)(H)(ii)	Amended Schedule A to the Expense Limitation Agreement with Q3 Asset Management Corporation, dated July 31, 2024, is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

(h)(3)(I)(i)	Expense Limitation Agreement with Blueprint Fund Management LLC, for the Blueprint Fund is incorporated by reference to Exhibit (h)(6)(O) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(h)(3)(I)(ii)	Expense Limitation Agreement with SCS Capital Management LLC for the Blue Current Global Dividend Fund, dated May 15, 2025, is incorporated by reference to Exhibit (h)(3)(J)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 27, 2025.

(h)(3)(J)	Expense Limitation Agreement with Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(h)(3)(K)(i)	Amended and Restated Expense Limitation Agreement with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(L)(i) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

(h)(3)(L)(ii)	Amended Schedule A to the Expense Limitation Agreement with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(m)(ii) of Post-Effective Amendment No. 239 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2023.

(h)(3)(M)(i)

Expense Limitation Agreement with Nia Impact Capital is incorporated by reference to Exhibit (h)(3)(O) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(h)(3)(M)(ii)	Amended Schedule A to the Expense Limitation Agreement with Nia Impact Capital for the Nia Impact Solutions Fund, dated June 17, 2025, is incorporated by reference to Exhibit (h)(3)(N)(ii) of Post-Effective Amendment No. 267 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 27, 2025.

9

(h)(3)(N)	Expense Limitation Agreement, for the Westwood Global Real Estate Fund, Westwood Real Estate Income Fund, and Westwood Salient MLP & Energy Infrastructure Fund, with Westwood Management Corporation is incorporated by reference to Exhibit (h)(3)(O) of Post-Effective Amendment No. 242 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2023.

(h)(3)(O)	Expense Limitation Agreement, for the Westwood Broadmark Tactical Plus Fund, with Salient Advisors, L.P. is incorporated by reference to Exhibit (h)(3)(P) of Post-Effective Amendment No. 241 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308) filed on April 28, 2023.

(h)(4)(A)(i)	Administrative Services Plan is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 143 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2019.

(h)(4)(A)(ii)	Amended Schedule A to the Amended and Restated Administrative Services Plan dated February 20, 2025, is incorporated by reference to Exhibit (h)(4)(A)(ii) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

(i)	Not applicable.

(j)	Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreement is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(m)(1)(A)(i)	Distribution (Rule 12b-1) Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(m)(1)(A)(ii)	Amended Appendix A, dated February 20, 2025, to the Distribution (12b-1) Plan is incorporated by reference to Exhibit (m)(1)(A)(ii) of Post-Effective Amendment No. 264 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2025.

(n)(1)(A)	Rule 18f-3 Multi-Class Plan, dated June 6, 2013, as amended and restated on August 23, 2022, is incorporated by reference to Exhibit (h)(1)(E) of Post-Effective Amendment No. 229 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2022.

(n)(1)(B)	Amended Appendix A, dated July 31, 2024, to the Rule 18f-3 Multi-Class Plan, dated June 6, 2013, as amended and restated on August 23, 2022, is incorporated by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 260 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080), filed on October 15, 2024.

10

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant, dated June 5, 2012, amended April 23, 2018, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(p)(2)	Code of Ethics of Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 195 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 2, 2021.

(p)(3)	Amended Code of Ethics of Lyrical Asset Management LP, dated October 2015, is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(4)	Amended Code of Ethics of Wavelength Capital Management, LLC, dated September 1, 2016, is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(p)(5)	Code of Ethics of SCS Capital Management LLC is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 273 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 23, 2025.

(p)(6)	Amended Code of Ethics of Marshfield Associates, Inc., dated January 2024, is incorporated by reference to Exhibit (p)(6)(i) of Post-Effective Amendment No. 256 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27,2024.

(p)(7)	Code of Ethics of Hudson Valley Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(p)(8)	Code of Ethics of Edgemoor Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No 273 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 23, 2025.

(p)(9)	Code of Ethics of Adler Asset Management, LLC is incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 137 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2019.

(p)(10)	Code of Ethics of Q3 Asset Management Corporation is incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

11

(p)(11)	Code of Ethics of Blueprint Fund Management LLC is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(p)(12)	Code of Ethics of Blueprint Investment Partners LLC is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(p)(13)	Code of Ethics of Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(p)(14)

Code of Ethics of Westwood Management Corporation is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No 273 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 23, 2025.

(p)(15)

Code of Ethics of Nia Impact Capital is incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 216 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 10, 2022.

(p)(16)

Code of Ethics of Vident Asset Management is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 254 of Registrant’s Registration Statement on Form N1-A (File No. 333-1803080, filed on June 27, 2024.

(q)(1)(A)(i)	Powers of Attorney for Janine L. Cohen, Jacqueline A. Williams, and Clifford Schireson are incorporated by reference to Exhibit (q)(1)(A)(i) of Post-Effective Amendment No. 242 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2023.
(q)(1)(A)(ii)	Power of Attorney for Robert E. Morrison is incorporated by reference to Exhibit (q)(1)(A)(ii) of Post-Effective Amendment No. 245 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 15, 2023.
(q)(1)(A)(iii)	Power of Attorney for Keith Shintani is incorporated by reference to Exhibit (q)(1)(A)(ii) of Post-Effective Amendment No. 251 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 7, 2024.

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4 Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including

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persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended. In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13I, as amended, these Federal laws, and not Ohio Revised Code Section 1701.13I, shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Investment Advisory Agreements with Lyrical Asset Management LP, Wavelength Capital Management, LLC, SCS Capital Management, LLC, Marshfield Associates, Inc., Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.), Edgemoor Investment Advisors, Inc., Adler Asset Management, LLC, Q3 Asset Management Corporation, Blueprint Fund Management LLC, Evolutionary Tree Capital Management LLC, Nia Impact Capital, Salient Advisors, L.P., and Westwood Corporation Corp. (the “Advisers”) and the Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC, Broadmark Asset Management LLC, and Vident Asset Management (the “Sub-Advisers”) provide that the Advisers and Sub-Advisers shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for

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services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

The Distribution Agreements with Ultimus Fund Distributors, LLC (the “UFD”) and the Distribution Agreement with Northern Lights Distributors, LLC (“NLD” and, collectively with UFD, the “Distributors”) provide that the Distributors, their directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreements relate, except a loss resulting from the failure of either Distributors or any such other person to comply with applicable law or the terms of the Agreements, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributors’ obligations and duties under the Distribution Agreements.

The Distribution Agreements with the Distributors further also provides that the Distributors agree to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of the Distributors or any agent or employee of the Distributors or any other person for whose acts as Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributors’ failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers

With respect to information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of each adviser and sub-adviser, reference is hereby made to the current Form ADVs of each adviser and sub-adviser filed under the Investment Advisers Act of 1940, incorporated herein by reference and the CRD and file numbers of which are as follows:

Adler Asset Management, LLC CRD No. 293512 SEC File No. 801-113287	Salient Advisors, L.P. CRD No. 122833 SEC File No. 801-61449

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Blueprint Fund Management LLC CRD No. 306419 SEC File No. 801-117790	Wavelength Capital Management, LLC CRD No. 167725 SEC File No. 801-78192

Blueprint Investment Partners LLC CRD No. 170196 SEC File No. 801-108069	Westwood Management Corp CRD No. 110269 SEC File No. 801-18727

SCS Capital Management LLC CRD No. 122258 SEC File No. 801-61448	Lyrical Asset Management LP CRD No. 148267 SEC File No. 801-71099

Edgemoor Investment Advisors, Inc. CRD No. 109104 SEC File No. 801-56945	Marshfield Associates, Inc. CRD No. 150614 SEC File No. 801-70275

Evolutionary Tree Capital Management LLC CRD No. 291127 SEC File No. 801-119228	Nia Impact Capital CRD No. 286587 SEC File No. 801-117120

Orange Investment Advisors, Inc. (formerly named Hudson Valley Investment Advisors, Inc.) CRD No. 107387 SEC File No. 801-48913	Q3 Asset Management Corporation CRD No. 1378398 SEC File No. 801-77461

Broadmark Asset Management CRD No. 109422 SEC File No. 801-94129	Vident Asset Management CRD No. 286622 SEC File No. 801-114538

Item 32.	Principal Underwriters

(a)(i)	UFD acts as the principal underwriter for the following other open-end investment companies:

Axxes Private Markets Fund	James Advantage Funds
Bruce Fund, Inc.	Johnson Mutual Funds
Beacon Pointe Multi-Alternative Fund	Lind Capital Partners Municipal Credit Income Fund
Booster Income Opportunities Launch	Johnson Mutual Funds
Bruce Fund, Inc.	MidBridge Private Markets Fund
Caldwell & Orkin Funds Inc.	MSS Series Trust
Capitol Series Trust	New Age Alpha Funds Trust
Cantor Select Portfolios Trust	New Age Alpha Variable Funds Trust
Cantor Fitzgerald Infrastructure Fund	Oak Associates Funds
CAZ Strategic Opportunities Fund	OneAscent Capital Opportunities Fund
Centaur Mutual Funds Trust	Cyber Hornet Trust
Conestoga Funds	Papp Investment Trust
CM Advisors Family of Funds	Peachtree Alternative Strategies Fund
Chesapeake Investment Trust	Plumb Funds
Commonwealth International Series Trust	Private Debt & Income Fund
Connors Fund	Schwartz Investment Trust

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Copley Fund Inc.	Segall Bryant & Hamill Trust
Cross Shore Discovery Fund	Unified Series Trust
Cutler Trust	Ultimus Managers Trust
Dynamic Alternatives Fund	Valued Advisers Trust
Eubel Brady & Suttman Mutual Fund Trust	VELA Funds
Exchange Place Advisors Trust	Volumetric Fund
Fairway Private Equity & Venture Capital Opportunities Fund	Waycross Independent Trust
Flat Rock Enhanced Income Fund	Williamsburg Investment Trust
Flat Rock Core Income Fund	American Pension Investors Trust (d/b/a Yorktown Funds)
Flat Rock Opportunity Fund	XD Fund Trust
The Fixed Income Opportunity Portfolio	WesMark Funds
HC Capital Trust	83 Investment Group Income Fund
Hussman Investment Trust
Investment House Funds

(a)(ii)	NLD acts as the principal underwriter for the following other open-end investment companies:

Atlas U.S. Tactical Income Fund, Inc.	Northern Lights Fund Trust
Atlas U.S Government Money Market Fund, Inc.	Northern Lights Fund Trust II
Boyar Value Fund, Inc.	Northern Lights Fund Trust III
Capitol Series Trust	Northern Lights Fund Trust IV
CIM Real Assets & Credit Fund	Northern Lights Variable Trust
The North Country Funds
Copeland Trust	OCM Mutual Fund
DGI Investment Trust	Princeton Everest Fund
Grandeur Peak Global Trust	Rayliant Trust
Humankind Benefit Corporation	Segall Bryant & Hamill Trust
Miller Investment Trust	Texas Capital Funds Trust
Mutual Fund Series Trust	Two Roads Shared Trust
Mutual Fund and Variable Insurance Trust	Ultimus Managers Trust
Tributary Funds, Inc.	Unified Series Trust
The Saratoga Advantage Trust	Valued Advisers Trust
The North Country Funds	Zacks Trust
THOR Financial Technologies Trust	Tributary Funds, Inc.

(b)(i) Directors, officers, or partners of UFD:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal, and Anti-Money Laundering Compliance Officer	None
Douglas K. Jones	Vice President	None
Melvin Van Cleave	Chief Information Securities Officer	None

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The address of UFD and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(b)(ii) Directors, officers, or partners of NLD:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Stephen L. Preston	Treasurer, Financial Operations Principal, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None
Bill Strait	Secretary/General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None

The address of NLD and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Not applicable.

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Item 33.	Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator or investment advisers:

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Adler Asset Management, LLC
600 Third Avenue, Suite 226
New York, New York 10016

Blueprint Fund Management LLC
1250 Revolution Mill Drive, Suite 150
Greensboro, NC 27405

Blueprint Investment Partners
1250 Revolution Mill Dr., Suite 150
Greensboro, North Carolina 27405

SCS Capital Management LLC
3333 Riverwood Parkway, Suite 350
Atlanta, Georgia 30339

Edgemoor Investment Advisors, Inc.
7250 Woodmont Avenue, Suite 315
Bethesda, Maryland 20814

Evolutionary Tree Capital Management LLC
1199 N. Fairfax Street, Suite 801
Alexandria, Virginia 22314

Broadmark Asset Management
1808 Wedemeyer Street, Suite 210
San Francisco, California 94129

Orange Investment Advisors, Inc.
(formerly named Hudson Valley
Investment Advisors, Inc.)
117 Grand Street, Suite 201
Goshen, New York 10924

Lyrical Asset Management LP
250 West 55th Street, 37th Floor
New York, New York 10022

Marshfield Associates, Inc.
21 Dupont Circle NW, Suite 500
Washington, District of Columbia 20036

Nia Impact Capital
4900 Shattuck Avenue, #3648
Oakland, California 94609

Q3 Asset Management Corporation
2175 Cole Street
Birmingham, Michigan 48009

Salient Advisors, L.P.
4265 San Felipe, 8th Floor
Houston, Texas 77027

Wavelength Capital Management, LLC
545 Madison Avenue, 16th Floor
New York, New York 10022

Westwood Management Corp
200 Crescent Court, Suite 1200
Dallas, Texas 75201

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodians:

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

Fifth Third Bank, National Association
Fountain Square Plaza
Cincinnati, Ohio 45263

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

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Item 34.	Management Services Not Discussed in Parts A or B

Not applicable

Item 35.	Undertakings

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registrant’s Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio on March 31, 2026.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

March 31, 2026
Signature	Date

*	March 31, 2026
Keith Shintani, Trustee

*	March 31, 2026
Janine L. Cohen, Trustee		By:	/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
*	March 31, 2026		Attorney-in-fact*
Jacqueline A. Williams, Trustee			March 31, 2026

*	March 31, 2026
Clifford N. Schireson, Trustee

*	March 31, 2026
Robert E. Morrison, Trustee

/s/ Todd E. Heim	March 31, 2026
Todd E. Heim, President

/s/ Daniel Bauer	March 31, 2026
Daniel Bauer, Treasurer/Controller/Principal Financial Officer